As filed with the Securities and Exchange Commission on

                                 April 12, 2002

                            Registration No. 33-86500

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 10
                                       to
                                    Form S-6
                             ----------------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2
                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                           (Exact Name of Registrant)
                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            -------------------------


      Title of Securities Being Registered: Securities of Unit Investment Trust
                                           ------------------------------------

      Approximate Date of Proposed Public offering: As soon as practicable after effective date.

      It is proposed that this filing will become effective:

               [ ] Immediately upon filing pursuant to paragraph (b).

               [X] On May 1, 2002 pursuant to paragraph (b).

               [ ] 60 days after filing pursuant to paragraph (a)(1).

               [ ]  On            pursuant to paragraph (a)(1) of Rule 485.
                       ----------

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

    Item No. of     Caption
    Form N-8b-2     in Prospectus

         1.       Cover Page
         2.       Cover Page
         3.       Not Applicable
         4.       Ameritas Life Insurance Corp.; Distribution of the Policies
         5.       The Separate Account
         6.       The Separate Account
         7.       Not Required
         8.       Not Required
         9.       Legal Proceedings
         10. Summary; Addition, Deletion or Substitution of Investments; Policy Benefits; Policy Rights; Payment and Allocation of Premiums; General Provisions; Voting Rights
         11.      Summary; The Funds
         12.      Summary; The Funds
         13.      Summary; The Funds; Charges and Deductions
         14.      Summary; Payment and Allocation of Premiums
         15.      Summary; Payment and Allocation of Premiums
         16.      Summary; The Funds
         17.      Summary; Policy Rights
         18.      The Funds
         19.      General Provisions: Voting Rights
         20.      Not Applicable
         21.      Summary; Policy Rights; General Provisions
         22.      Not Applicable
         23.      Safekeeping of the Separate Account's Assets
         24.      General Provisions
         25.      Ameritas Life Insurance Corp.
         26.      Not Applicable
         27.      Ameritas Life Insurance Corp.
         28. Executive Officers and Directors of Ameritas: Ameritas Life Insurance Corp.
         29.      Ameritas Life Insurance Corp.
         30.      Not Applicable
         31.      Not Applicable
         32.      Not Applicable
         33.      Not Applicable
         34.      Not Applicable
         35.      Not Applicable
         36.      Not Required
         37.      Not Applicable
         38.      Distribution of the Policies
         39.      Distribution of the Policies
         40.      Distribution of the Policies
         41.      Distribution of the Policies

    Item No. of     Caption
    Form N-8B-2     In Prospectus

         42       Not Applicable
         43       Not Applicable
         44       Cash Value, Payment and Allocation of Premium
         45       Not Applicable
         46       The Funds; Cash Value
         47       The Funds
         48       State Regulation of AVLIC
         49       Not Applicable
         50       The Separate Account
         51       Cover Page; Summary; Policy Benefits; Payment and Allocation
                  of Premiums, Charges and Deductions
         52       Addition, Deletion or Substitution of Investments
         53       Summary; Federal Tax Matters
         54       Not Applicable
         55       Not Applicable
         56       Not Required
         57       Not Required
         58       Not Required
         59       Financial Statements

PROSPECTUS: May 1, 2002
AMERITAS LOW-LOAD
VARIABLE UNIVERSAL LIFE(sm)
Flexible Premium
Variable Universal Life Insurance Policy
                             Ameritas Life Insurance Corp. Separate Account LLVL

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, to change the death benefit, and in how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:



----------------------- -------------------------------------------- -----------------------------------------------
                           Series Fund Issuing the Subaccount
     Referred to as:             underlying Portfolios:                       Portfolio Advisor - Subadvisors
----------------------- -------------------------------------------- -----------------------------------------------
AMERITAS PORTFOLIOS     Calvert Variable Series, Inc. Ameritas       Ameritas Investment Corp.
                        Portfolios                                   -Fred Alger Management, Inc. (Fred Alger)
----------------------- -------------------------------------------- -----------------------------------------------
BERGER                  Berger Institutional Products Trust          Berger LLC
----------------------- -------------------------------------------- -----------------------------------------------
CALVERT PORTFOLIOS      Calvert Variable Series, Inc. Calvert        Calvert Asset Managment Company, Inc.
                        Social Portfolios
----------------------- -------------------------------------------- -----------------------------------------------
SCUDDER                 Deutsche Asset Management VIT Funds          Deutsche Asset Management, Inc.
----------------------- -------------------------------------------- -----------------------------------------------
FIDELITY                Variable Insurance Products: Initial Class   Fidelity Management & Research Company
                        Variable Insurance Products: Service Class
----------------------- -------------------------------------------- -----------------------------------------------
INVESCO FUNDS           INVESCO Variable Investment Funds, Inc.      INVESCO Funds Group, Inc.
----------------------- -------------------------------------------- -----------------------------------------------
NEUBERGER BERMAN        Neuberger Berman Advisers Management Trust   Neuberger Berman Management Inc.
----------------------- -------------------------------------------- -----------------------------------------------
RYDEX                   Rydex Variable Trust                         Rydex Global Advisors
----------------------- -------------------------------------------- -----------------------------------------------
STRONG                  Strong Variable Insurance Funds, Inc., and   Strong Capital Management, Inc.
                        Strong Opportunity Fund II, Inc.
----------------------- -------------------------------------------- -----------------------------------------------
THIRD AVENUE            Third Avenue Variable Series Trust           EQSF Advisers, Inc.
----------------------- -------------------------------------------- -----------------------------------------------
VANGUARD                Vanguard Variable Insurance Fund             Barrow, Hanley, Mewhinney & Strauss, Inc.
                                                                     Granahan Investment Management, Inc.
                                                                     Lincoln Capital Management Company
                                                                     Newell Associates
                                                                     Schroder Investment Management North America,
                                                                        Inc.
                                                                     The Vanguard Group
                                                                     Wellington Management Company, LLP

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A registration statement including other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC"). For a free copy, access it on the SEC's Web site (www.sec.gov, Edgar "Search for Company Filings," "Quick Forms Lookup" and type in "Ameritas Life"). You can also ask for it from the SEC's office in Washington, D.C.; they may charge you a fee.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

TABLE OF CONTENTS                                          Begin on Page

     DEFINED TERMS...............................................3
     POLICY SUMMARY..............................................4
     CHARGES & CREDITS TABLES....................................6
     IMPORTANT POLICY PROVISIONS.................................9
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Periods (Guaranteed Death Benefit)
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Optional Features
         Policy Changes
         "Free Look" Rights
     INVESTMENT OPTIONS.........................................14
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep)
     CHARGES & CREDITS..........................................18
         Deduction from Premium (Premium Charge for Taxes)
         Monthly Deductions from Policy Value
           (Administrative Charge; Cost of Insurance Charge)
         Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
         Transaction Charges
           (Partial Withdrawal Charge, Transfer Fee)
         Waiver of Certain Charges
     POLICY DISTRIBUTIONS.......................................20
         Death Benefit
         Maturity Date (Coverage Beyond Maturity)
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................25
         Life Insurance Qualification
         Tax Treatment of Loans and Other Distributions
         Other Policy Owner Tax Matters
     MISCELLANEOUS..............................................28
         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
         Independent Auditors
         Our Management
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B: Optional Features..............................B:1
     FINANCIAL STATEMENTS: Corporate............................F-I-1
     FINANCIAL STATEMENTS: Separate Account.....................F-II-1
     Illustrations / Registration Statement / Reports to You.Last Page

Contacting Us. For answers to your questions or to send additional premium, write or call us at:
                                  Ameritas Life
                                Insurance Corp.,
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O"Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

Send express mail packages to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.
                            Make checks payable to:
                        "Ameritas Life Insurance Corp."

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, and less any due but unpaid Policy charges.

Fixed Account is the portion of Policy value allocated to our general account and receiving a fixed rate of interest guaranteed by us.

Guaranteed Death Benefit is the initial specified amount of insurance for the first three Policy Years so long as Guaranteed Death Benefit Premium is paid.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Maturity Date is the Policy Anniversary nearest the insured's 100th birthday.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of your Policy.

Premium
   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during the first three Policy years so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Initial Premium is equal to 25% of the first year monthly deductions including charges for riders, and any substandard risk adjustments for the level of initial specified amount of life insurance coverage you select.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Guaranteed Death Benefit Premium.

Specified Amount of insurance coverage means the minimum death benefit under the Policy while the Policy is in force. This amount may be changed, as described in the Policy and this prospectus.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at ALIC, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

              No one is authorized to give information or make any
       representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

POLICY SUMMARY

         This section is only a summary. Please read each section of this prospectus for additional detail.

         The LOW LOAD VARIABLE UNIVERSAL LIFE insurance Policy is a flexible premium policy. The Policy pays a death benefit to the Policy beneficiary upon the insured's death prior to the Maturity Date, or pays a Cash Surrender Value to you if you surrender the Policy. A maturity benefit is paid as of the Maturity Date. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, loans and surrenders may be subject to income tax and penalty tax.

         Your Policy value and death benefit will go up or down as a result of the investment experience of your Policy value allocated to the variable investment options. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's Charges. However, your Policy will not lapse during the first three Policy Years if you meet the Guaranteed Death Benefit Premium requirements. Your Policy's death benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding Policy loans and unpaid loan interest.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to other life insurance. The Policy is like fixed-benefit life insurance except for its variable investment features, the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit. Another difference is that the Policy value and death benefit may vary to reflect the investment experience of the variable investment options you select, so you have both the investment risk (including possible loss of value) and opportunity, not us. Unlike many life insurance policies, the Policy has no sales load or surrender charge.

         A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis while providing benefits such as life insurance protection through death benefits, and the potential for tax-free income during the insured's life.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy is different. Unlike publicly traded mutual funds, the Policy has these features:

o Provides insurance protection through a death benefit based on the insured's life.
o Can lapse with no value, if your Policy value is not enough to pay charges or loan interest, unless the terms for a Guaranteed Death Benefit are met.
o Can provide settlement option payments for the rest of your life or for some other period.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the variable investment options' underlying portfolios are automatically reinvested and are reflected in the portfolio's value.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although (a) such earnings are exempt from taxation if received as a death benefit and (b) taxation of them is deferred until such earnings are distributed as a full surrender or partial withdrawal.
o If the Policy becomes a "modified endowment contract," as defined by tax law, then (a) there would be a 10% penalty tax on withdrawals before age 59 1/2; (b) withdrawals are deemed to come from earnings first (taxable), then from premium; and (c) loans are treated the same as withdrawals.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.

         POLICY OPERATION & FEATURES

Premiums
o Minimum initial premium: 25% of the first year monthly deductions including charges for riders, and any substandard risk adjustments for the level of initial specified amount of life insurance coverage you select.
o Ongoing premium: May be any amount greater than the minimum premium required to keep coverage in effect. We will notify you if premium will exceed tax limits for life insurance and cause the Policy to become a "modified endowment contract."
o The Policy matures at the insured's age 100, when we will pay the cash surrender value to the Owner.

Charges Deducted from Premium
o    Premium charge for taxes: currently 3.5% of premium.

Investment Options
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES & CREDITS TABLES on next pages.)

No Sales Load.

No Surrender Charge.

Deductions from entire Policy value:
o    Administrative expense charges
o    Cost of insurance charge
o    Partial withdrawal charges, if any.
o    Charges for selected optional features.

Deductions from Separate Account assets only:
o    Mortality and expense risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest may be available.

Surrenders
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES & CREDITS TABLES, next page.

                      -----------------
                        Premiums to
                        Your Policy
---------------------------------------------------------
             Ameritas Life Insurance Corp.
---------------------------------------------------------
               Charges Deducted from Premium
---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account            Ameritas Life Insurance Corp.
                          Separate Account LLVL
Policy value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
---------------------------------------------------------
            Charges (Deductions from Assets)
-------------------    ---------------    ---------------
                       Surrender all          Death
      Loans              or part of         Benefits:
                         the Policy       Option A or B
-------------------    ---------------    ---------------
                       ----------------------------------
                            Paid in Annuity Income
                                  or Lump Sum
                       ----------------------------------

Death Benefit

o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
o Two death benefit options are vailable: Option A: essentially a level death benefit that includes total Policy value within the specified amount; or Option B: pays the total Policy value in addition to the specified amount. Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefits section for details.

Settlement Income
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.


CHARGES & CREDITS TABLES

     The following table is a summary. See the CHARGES & CREDITS section of this
Prospectus for more detail.
---------------------------------------------------------------------------------- ---------- ---------- -------------
                                                                                                         Guaranteed
CHARGES                                                                                       Current      Maximum
----------------------------------------------------------------------------------------------------------------------
DEDUCTED FROM PREMIUM
---------------------------------------------------------------------------------- ---------- ---------- -------------
'        PREMIUM CHARGE FOR TAXES (% of each premium)                                           3.50%        5.00%
----------------------------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION FROM POLICY VALUE
---------------------------------------------------------------------------------- ---------- ---------- -------------
'        ADMINISTRATIVE CHARGE
         -  First Policy Year and first 12 months after an increase in Specified Amount        $9.00        $9.00
         -  Thereafter                                                                         $4.50        $9.00
---------------------------------------------------------------------------------- ----------- --------- -------------
'        COST OF INSURANCE  (deducted monthly from total Policy value)                         varies(1)  varies(1)
---------------------------------------------------------------------------------- ----------- --------- -------------
'        COST OF OPTIONAL FEATURES  (deducted monthly from total Policy value)
         - Optional features: See Appendix B and ask for a Policy illustration                -varies(1) -varies(1)
           or see your Policy for charges for optional benefits you may select.
---------------------------------------------------------------------------------- ----------- --------- -------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
----------------------------------------------------------------------------------------------------------------------
 '       RISK CHARGE (for mortality and expense risk)                             Years 1-20:  0.75%         0.90%
         (deducted daily from Separate Account Assets only to                     Years 21+:   0.45%         0.90%
         equal the annual % shown)
----------------------------------------------------------------------------------------------------------------------
TRANSACTION CHARGES
---------------------------------------------------------------------------------- ---------- ---------- -------------
'        SALES LOAD                                                                             NONE         NONE
---------------------------------------------------------------------------------- ---------- ---------- -------------
'        SURRENDER CHARGE                                                                       NONE         NONE
---------------------------------------------------------------------------------- --------- ----------- -------------
'        PARTIAL WITHDRAWAL CHARGE (lesser of % of withdrawal amount or dollar               2%, or $25   2%, or $50
         amount)

----------------------------- ---------------------------------------------------- ---------- ---------- -------------
'        TRANSFER FEE         '        First 15 transfers per Policy Year                      NONE          NONE
         (per transfer)       '        Over 15 transfers in one Policy Year                    NONE          $10
---------------------------------------------------------------------------------- -----------------------------------
(1) varies by insured's sex, issue age, risk class and specified amount of insurance coverage. Ask for a Policy illustration or see your Policy for the charge applicable to you.

---------------------------------------------------------------------------------- ---------- ---------- -------------
                                                                                                          Guaranteed
                                                                                               Current     Maximum
INTEREST                                                                            Credited    Charge      Charge
---------------------------------------------------------------------------------- ----------- ---------- -------------
'        FIXED ACCOUNT
        * Guaranteed minimum annual effective rate.  We may credit a higher         At least    Varies        N/A
          current rate.                                                              3.5%*
---------------------------------------------------------------------------------- ---------- ----------- -------------
'       LOAN ACCOUNT  (effective annual rates)                                       3.50%      5.50%       6.00%
        Regular Loans                                                                3.50%      3.50%       4.00%
        Reduced Rate Loans  (available only after the 10th Policy Year)
---------------------------------------------------------------------------------- ---------- ---------- -------------
SUBACCOUNT PORTFOLIO ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------------------

    The following chart shows the expenses charged in the year 2001 by each Subaccount portfolio based on that portfolio's average daily net assets. We deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by each portfolios' adviser and was not independently verified by us.

----------------------------------------------------------------------------------------------------------------------
                                                                            Total                         Total
      SUBACCOUNT's underlying             Management   12b-1     Other       Fund     Waivers and   after waivers and
      Portfolio Name                         Fees      Fees      Fees        Fees     Reductions    reductions, if any
----------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Growth (Fred Alger)        0.80%       -       0.10%       0.90%      0.01%(1)            0.89%
BERGER
o        IPT-Growth                          0.75%       -       0.33%       1.08%      0.08%               1.00%(2)
o        IPT-Small Company Growth            0.85%       -       0.13%       0.98%        -                 0.98%(2)
CALVERT PORTFOLIOS
o        CVS Social Balanced                 0.70%       -       0.18%(3)    0.88%        -                 0.88%
o        CVS Social International Equity     1.10%       -       0.51%(3)    1.61%        -                 1.61%
o        CVS Social Mid Cap Growth           0.90%       -       0.23%(3)    1.13%        -                 1.13%
o        CVS Social Small Cap Growth         1.00%       -       0.39%(3)    1.39%        -                 1.39%
SCUDDER
o        VIT EAFE(R)Equity Index             0.45%       -       0.47%       0.92%      0.27%               0.65%(4)
o        VIT Small Cap Index                 0.35%       -       0.34%       0.69%      0.24%               0.45%(4)
FIDELITY
o        VIP Mid Cap: Service Class          0.58%     0.10%     0.11%       0.79%        -                 0.79%(5)

----------------------------------------------------------------------------------------------------------------------
                                                                            Total                         Total
      SUBACCOUNT's underlying             Management   12b-1     Other       Fund     Waivers and   after waivers and
      Portfolio Name                         Fees      Fees      Fees        Fees     Reductions    reductions, if any
----------------------------------------------------------------------------------------------------------------------
INVESCO FUNDS(6)
o        VIF-Financial Services              0.75%       -       0.32%       1.07%        -            1.07%
o        VIF-Health Sciences                 0.75%       -       0.31%       1.06%        -            1.06%
o        VIF-Technology                      0.75%       -       0.32%       1.07%        -            1.07%
o        VIF-Telecommunications              0.75%       -       0.34%       1.09%        -            1.09%
NEUBERGER BERMAN
o        AMT Balanced                        0.85%       -       0.22%       1.07%        -            1.07%
o        AMT Growth                          0.84%       -       0.05%       0.89%        -            0.89%
o        AMT Limited Maturity Bond           0.65%       -       0.08%       0.73%        -            0.73%
o        AMT Partners                        0.82%       -       0.05%       0.87%        -            0.87%
RYDEX
o        Nova                                0.75%       -       0.70%       1.45%        -            1.45%
o        OTC                                 0.75%       -       0.70%       1.45%        -            1.45%
o        Precious Metals                     0.75%       -       1.43%       2.18%        -            2.18%
o        Ursa                                0.90%       -       0.99%       1.89%        -            1.89%
o        U.S. Government Bond                0.50%       -       1.87%       2.37%        -            2.37%
STRONG(7)
o        Mid Cap Growth Fund II              0.75%       -       0.65%       1.40%      0.20%          1.20%
o        Opportunity Fund II                 0.75%       -       0.65%       1.40%      0.30%          1.10%
THIRD AVENUE
o        Third Avenue Value (8)              0.90%       -       0.40%       1.30%        -            1.30%
VANGUARD
o        VIF Balanced                        0.11%       -       0.19%       0.30%        -            0.30%
o        VIF Diversified Value               0.13%       -       0.35%       0.48%        -            0.48%
o        VIF Equity Income                   0.10%       -       0.22%       0.32%        -            0.32%
o        VIF Equity Index                    0.00%       -       0.18%       0.18%        -            0.18%
o        VIF Growth                          0.12%       -       0.27%       0.39%        -            0.39%
o        VIF Total Bond Market Index         0.01%       -       0.21%       0.22%        -            0.22%
o        VIF High Yield Bond                 0.06%       -       0.22%       0.28%        -            0.28%
o        VIF International                   0.16%       -       0.27%       0.43%        -            0.43%
o        VIF Mid-Cap Index                   0.01%       -       0.29%       0.30%        -            0.30%
o        VIF Money Market                    0.01%       -       0.17%       0.18%        -            0.18%
o        VIF REIT Index                      0.02%       -       0.37%       0.39%        -            0.39%
o        VIF Small Company Growth            0.21%       -       0.30%       0.51%        -            0.51%


(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above.

(2) Under a contract with the series fund which cannot be terminated or amended except by a vote of the Fund's Board of Trustees, the investment advisor waives its fee and reimburses the portfolio to the extent that, at any time during the life of the portfolio, the portfolio's annual operating expenses exceed 1.00% of the average daily net assets for the Berger IPT-Growth Fund and 1.15% of the average daily net assets for the Berger IPT-Small Company Growth Fund.

(3) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(5) The Funds' actual other expenses and total annual fund operating expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(6) The investment advisor may from time to time voluntarily waive fees and/or reimburse expenses for a portfolio. This would lower the portfolio's overall expense ratio and increase the portfolio's return to investors.

(7) Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20% for the Mid Cap Growth Fund II and at 1.10% for the Opportunity Fund II. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorption after any appropriate notice to the fund's shareholders.

(8) Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess.

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

IMPORTANT POLICY PROVISIONS

         The AMERITAS LOW-LOAD VARIABLE UNIVERSAL LIFE insurance Policy is a flexible premium policy. Many rights and benefits under the Policy are summarized in this prospectus; however, refer to the Policy itself for the actual and complete terms of the Policy. You may obtain a copy of a sample Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit or a maturity benefit, or until it lapses because premiums paid and its Policy value are insufficient to keep the Policy in force and a Guaranteed Death Benefit Period is not in effect, or if a Policy loan exists, the Cash Surrender Value is equal to or less than the amount of the loan.

         POLICY APPLICATION AND ISSUANCE
         The insured must not be older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, Minimum Initial Premium, and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

               Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number, date of birth, and certain other required information must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Your signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    Forms in  addition to the  application  may be required by law or regulation, especially when a replacement of other coverage is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Minimum Initial Premium
          o To put the Policy in force, you must pay Minimum Initial Premium sufficient to pay 25% of the total first year guaranteed monthly deductions including charges for riders, and any substandard risk adjustments for the specified amount of insurance coverage you apply for.

         Additional Premiums
          o If a premium increases the face amount of coverage, it is subject to evidence of the insured's continued insurability and our underwriting requirements.
          o Must be at least enough to maintain the specified amount of coverage you purchased.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. The Planned Periodic Premium is flexible. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy ill remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time. However, there may be a no-lapse guarantee as part of our Guaranteed Death Benefit provision, described below.

          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit your initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Vanguard VIF Money Market Subaccount until 13 days after the date the Policy is issued to accommodate your State "Right to Examine" rights under the Policy. Then, we will allocate your Policy value to the investment options according to your allocation instructions. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Premium Charge For Taxes) less these charges deducted from assets for the first month: the administrative charges, cost of insurance, and cost of any optional features. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and any Loan Account, minus any outstanding charges or loan and loan interest due.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:

          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (f) the Fixed Account's share of any monthly deductions from Policy value; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h)  interest credited on the Fixed Account balance.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured, or any person insured by a Policy or rider, has been misstated on the application, the death benefit and any additional benefits will be those which would be purchased by the most recent deduction for Policy charges and expenses and the cost of any additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay only the premiums received, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay only the monthly deductions for an increase in specified amount of insurance coverage if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization in Written Notice to us, a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2 p.m. Central Time for same day processing.
o    Call will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse when Policy value is not enough to cover any due but unpaid charges and, where a Policy loan exists, any loan interest due. However, this Policy will not lapse for a guaranteed period if the Guaranteed Death Benefit is in effect. This Policy also will not lapse during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.
                        Lapse of the Policy may result in
                           adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first three Policy Years so long as the Guaranteed Death Benefit Premium, adjusted for partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.

     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o    Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans or surrenders. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:

     o    Written application signed by you and the insured;

     o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;

     o    Premium at least equal to the greater of:

          (1) An amount sufficient to bring the Cash Surrender Value after the first Monthly Deduction to an amount greater than zero; or

          (2) Three times the current Policy Month's monthly deductions adjusted for Percent of Premium Charge for Taxes.

     o Repayment or reinstatement of any outstanding Policy loan, together with unpaid loan interest from the date of lapse.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the beginning of the grace period that ended in termination of the Policy.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states), a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX B - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your State's "free look" requirements are on the front page of your Policy.

INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

     The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.


         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or ALIC. The Separate Account was established as a separate investment account of ALIC under Nebraska law on August 24, 1994. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

         Each Subaccount underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to add to or change the investments of the Separate Account, and to eliminate the shares of any Subaccount underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

         All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. Therefore, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:

          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by internet when available.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)

               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

          o We currently do not levy any charge for transfers. However, we reserve the right to limit free transfers to only the first 15 transfers each Policy Year. If we imposed this limit, subsequent transfers could result in a maximum charge of $10 for each such transfer. See the CHARGES & CREDITS section of this Prospectus for information about how this charge would be applied. Transfers under any systematic transfer program would count toward any 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o You may make two substantive transfers from each Subaccount (at least 30 days apart) during any calendar year. A substantive transfer is a transfer that exceeds the lesser of: (1) 51% of the Policy value or (2) $100,000. This restriction does not apply to transfers from the Vanguard VIF Money Market or Rydex Subaccounts.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2 p.m. Central Time are processed the next Business Day.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         SYSTEMATIC TRANSFER PROGRAMS

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

         Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:

          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES & CREDITS

         The following repeats and adds to information provided in the CHARGES & CREDITS TABLES section. Please review both Prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Except as otherwise stated, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options; for such charges, you may instead designate the investment options from which all such charges are to be paid.

         DEDUCTION FROM PREMIUM

o        Premium Charge for Taxes
         Many states and municipalities impose a premium tax on us. We also incur a federal income tax liability (a deferred acquisition cost tax) upon Policy premium collected. We currently deduct 3.50% of each Policy premium payments we receive to cover these expenses, and we guarantee never to deduct more than 5.00%. The actual federal and state taxes that we will pay on any particular Policy may be more or less than the amount we collect.

         MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Administrative Charge

         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

         The administrative charge is currently $9.00 per month for the first Policy year and for the first 12 months following any increase in the specified amount of coverage, and $4.50 per month thereafter, and is guaranteed never to exceed $9.00 per month.

o        Cost of Insurance Charge
         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variable, the cost for each Policy month can vary from month to month. The annual cost of insurance rate varies by the insured's sex, issue age, risk and rate class, specified amount of insurance coverage, and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's age, risk and rate class, and total specified amount of insurance at the time of the increase, and the length of time the Policy has been in force. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the charges shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The maximum Cost of Insurance each month equals:

-    The "Net Amount at Risk" for the month;
     multiplied by
- The guaranteed cost of insurance rate per $1,000 of face amount of insurance coverage (which is set forth in the Policy);
     divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See APPENDIX C for more information. Optional features may not be available in all states.

         DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate or the Policy value is not enough to keep the Policy in force during the Guaranteed Death Benefit Period, and also compensates us for the Policy expense risks we assume. In Policy Years 1-20, this charge is currently equal to an annual charge of 0.75% of the Policy Separate Account assets, and is guaranteed never to exceed 0.90%. In Policy Years 21+, this charge is currently equal to an annual charge of 0.45% of the Policy Separate Account assets, and is guaranteed never to exceed 0.90%. If this charge exceeds our actual costs to cover death benefits and expenses, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolios' last fiscal year, are stated in this prospectus' CHARGES & CREDITS TABLES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

         TRANSACTION CHARGES

o        NO Sales Load

o        NO Surrender Charge

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may deduct a Partial Withdrawal Charge that is guaranteed never to be greater than the lesser of (1) 2% of the amount withdrawn, or (2) $50; currently this charge is the lesser of
(1) 2% of the amount withdrawn, or (2) $25. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         Currently, we make no charge for any transfers. However, we reserve the right to levy a maximum $10 Transfer Fee for any transfer in excess of 15 transfers per Policy Year. We would deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         WAIVER OF CERTAIN CHARGES

           When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT
         Upon the insured's death prior to the Maturity Date, the Policy will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life under the death benefit option in effect; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death. If the insured is alive as of the Policy Maturity Date, we will pay to you the maturity benefit unless you elect to extend the Maturity Date.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
      -  Your Policy being in force;
      -  Our receipt of Due Proof of Death of the Insured;
      -  Our receipt of sufficient beneficiary information to make the payment;
         and
      -  Your election of a payment option.
 "Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
          (a) the specified amount of insurance coverage on the insured's date of death; or
          (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
          (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
          (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained     Corridor     Attained    Corridor    Attained    Corridor    Attained    Corridor
              Age          %           Age           %         Age           %         Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            20-40         250%

              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules

o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change (no evidence of insurability is required) or will remain unchanged (evidence of insurability is required). The new death benefit will equal the specified amount plus the Policy value.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change or will be levelized at the current amount only.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could cause the Policy to become a Modified Endowment Contract under federal tax law (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE in Coverage Rules

o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium may be required for the amount of the increase.
o Minimum amount of an increase is $25,000 of specified amount of insurance coverage.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o The Administrative Charge will increase to $9 per month for the 12 months following the increase. See this Prospectus' CHARGES & CREDITS section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' IMPORTANT POLICY PROVISIONS: Lapse and Grace Period - Guaranteed Death Benefit provision).
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:
     - $100,000 in the first three Policy Years, and $75,000 in the 4th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal Maturity Date is the Policy anniversary nearest the insured's 100th birthday. On the Maturity Date, we will pay you the Policy value, less any loan and unpaid loan interest, if the insured is then living, if this Policy is in force, and you have not elected to extend the Policy's Maturity Date. The Policy may terminate prior to the Maturity Date as described under the Lapse and Grace Period provision. If the Policy does continue in force to the Maturity Date, it is possible there will be little or no Policy value at that time.

o        Coverage Beyond Maturity

         At least 90 days before the Policy's normal Maturity Date, you may elect to continue the Policy in force beyond the normal Maturity Date for as long as the Policy value is greater than zero. The election must be made by Written Notice, upon which we will issue you, at no additional cost, an Extended Maturity Rider; this Rider is not available in all states. The following will apply:

          o    The death benefit will be the Policy value.
          o    You cannot pay any more premiums.
          o The insured's date of death will be considered the Policy's Maturity Date, except that this rider does not extend the Maturity Date for purposes of determining benefits under any other riders.
          o We will maintain your allocation of Policy value to the Subaccounts and the fixed account according to your instructions.
          o No monthly charges will be made for cost of insurance or riders.

The tax consequences of extending the Maturity Date are unclear. Please consult a tax advisor.

         Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your Policy language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. If the Policy is a modified endowment contract under tax law, then a Policy loan will be treated as a partial withdrawal for tax purposes. Any loan transaction will permanently affect Policy values, including net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

--------------------------------------------------------------------------------
                             Amount You Can Borrow
--------------------------------------------------------------------------------
Standard Policy Loan.  After the first Policy Year, you may
borrow not less than $200 and up to an amount equal to the
Cash Surrender Value, minus guaranteed monthly deductions
from Policy value for the rest of the Policy Year, minus
interest on Policy debt including the requested loan to the
next Policy anniversary.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan.  Available after the 10th Policy
Year.  Amount eligible is 10% of Policy value as of the 10th
Policy anniversary times the number of years since the 10th
anniversary, increased by the accrued interest charges on the reduced loan amount.  Any loan outstanding at the end of the
10th Policy Year will become a Reduced Rate Policy Loan from that point forward.
--------------------------------------------------------------------------------
                               Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan.  Current net annual loan interest
rate of 2%:  we charge a current interest rate with a
5.5% effective annual yield (guaranteed to not exceed
6%), but we also credit an interest rate with an
effective annual yield of 3.5% to any amounts in the
Loan Account.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate at a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.

Loan Rules

o    The Policy must be assigned to us as sole security for the loan.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o    We may defer making a loan for up to six months.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o A full surrender request must be by Written Notice on a form provided by us.
          o Surrenders may be taxable, and a 10% federal tax penalty on gains may apply prior to age 59 1/2. See the TAX MATTERS section of this prospectus for more information.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. Such a reduction will impact the net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules

o    A partial withdrawal request must be made by Written Notice.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES & CREDITS section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least:
     - $100,000 in the first three Policy Years, and $75,000 in the 4th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o Partial withdrawals are made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount. You may direct us to deduct withdrawal amounts from investment options you elect; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct withdrawals on a pro-rata basis from all Subaccounts and the Fixed Account.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of Policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You or, after your death your beneficiary, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (See Selecting a Payment Option, Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.

          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

         The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: Unless you elect a payment option with a guaranteed period or option A, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.


B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         LIFE INSURANCE QUALIFICATION

         The Internal Revenue Code of 1986, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about the application of those tests to the Policy.

         Tax laws affecting the Policy are complex. Tax results may vary among individual uses of a Policy. You are encouraged to seek independent tax advice in purchasing or making elections under the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

         This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax

"Cost Basis in the Policy" generally means:
        - the total of any premium payments or other consideration paid for the Policy, plus
        -  any taxable distributions minus
        - any withdrawals or premiums previously recovered that were not taxable.

consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.

2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.

3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Code.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, there is a risk that some or all of a preferred rate loan could be treated as a taxable distribution rather than a loan.

         Neither distributions (including distributions upon surrender) nor loans (except perhaps preferred rate loans) from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         The Policy may continue after the insured attains 100. The tax consequence associated with continuing a Policy beyond the maturity date of age 100 are unclear. A tax advisor should be consulted on this issue.

         Diversification requirements. Code Section 817(h) requires investments of the Separate Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with the diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy, through the underlying investment portfolios, complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate

Account, income and gains from the Separate Account would be included in your gross income.
         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to protect you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

         Possible tax law changes. Tax treatment of the Policy could change, by legislation or otherwise. You should consult a tax advisor with respect to possible tax law changes and their effect on your intended use of the Policy.

         No Guarantees Regarding Tax Treatment. We cannot guaranty the tax treatment of the Policy or any transaction involving the Policy. You should consult with a tax advisor if you have tax questions about the Policy.

MISCELLANEOUS

         ABOUT OUR COMPANY

Ratings: A.M. Best - A+ (Superior), 2nd highest rating of 15 categories for financial strength and operating performance.
         Standard & Poor's - AA (Very Strong), 3rd highest rating of 21 categories for insurer financial strength.
         Ward's Top 50 - We've been named to Ward's 50 Benchmark Group of top-performing life/health insurance companies as cited by Ward Financial Group for the 7th consecutive year for achieving outstanding financial results in the areas of safety, consistency and performance over the past 5 years.
         Weiss Research, Inc. - A- (Excellent), 3rd highest rating of 16 categories for financial strength.

              (These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are an indirectly wholly owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"). Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, our ultimate parent company, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, during the first Policy Year, we may pay the broker-dealer an amount up to 9% of the first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         INDEPENDENT AUDITORS

The financial statements of Ameritas Life Insurance Corp. as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2001, and for each of the periods in the three year period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


         OUR MANAGEMENT

         Directors
         ---------
         James P. Abel...............President, NEBCO, Inc.
         Duane W. Acklie.............Chairman, Crete Carrier Corporation; director AMAL Corporation (an Ameritas subsidiary)
         Lawrence J. Arth(1).........Chairman and CEO, Ameritas Acacia Mutual Holding Company, and Ameritas Holding Company (our
                                     parent company)
         William W. Cook, Jr.........Chairman, CEO, The Beatrice National Bank and Trust Co.
         Kenneth C. Louis(1).........an officer of our Company (see below)
         Paul C. Schorr, III.........President and CEO, ComCor Holding, Inc.; Chairman, Ebco/Commonwealth, Inc.; President and CEO,
                                     Fishbach Corp., Commonwealth Companies, Inc.
         William C. Smith............President, William C. Smith & Co.

         Senior Officers
         ---------------
         Kenneth C. Louis(1).........Chairman and Chief Executive Officer.
         David C. Moore(1)...........President & Chief Operating Officer.
         Haluk Ariturk(1)............Executive Vice President.
         JoAnn M. Martin(1)..........Executive Vice President & Chief Financial Officer.
         Robert W. Clyde(1) .........President - Individual Division.
         Jan M. Connolly(1)..........Senior Vice President - Operations, Planning & Quality.
         William R. Giovanni.........Senior Vice President.  President and CEO of Ameritas Investment Corp.
         Arnold D. Henkel............Senior Vice President - Ameritas Retirement Plans Division.
         Paul J. Huebner(1)..........Senior Vice President - E-Business Development.
         William W. Lester(1)........Senior Vice President - Investments, Treasurer.
         Barry C. Ritter(1)..........Senior Vice President - Information Services.
         Donald R. Stading(1)........Senior Vice President, Secretary and Corporate General Counsel.
         Kenneth L. VanCleave........Senior Vice President - Group Division.
         Richard W. Vautravers(1)....Senior Vice President and Corporate Actuary.
         Robert C. Barth(1)..........Vice President and Controller.

         Principal business address for all Directors and Officers: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE
         68510

         (1) Also holds other officer and/or director positions with affiliates and subsidiaries of Ameritas Life Insurance Corp.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------- ---------------------------------------- --------------------------------------
          Separate Account
              Portfolio                           Investment Strategy                    Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
        AMERITAS PORTFOLIOS                 Offered through Calvert Variable Series, Inc. Ameritas Portfolios
            (Subadvisor)                                   Advised by Ameritas Investment Corp.
-------------------------------------- -------------------------------------------------------------------------------
Ameritas Growth (Fred Alger)           Common stocks of large U.S.
                                       companies with broad product lines,      Long-term capital growth.
                                       markets, financial resources and
                                       depth of management.
-------------------------------------- -------------------------------------------------------------------------------
               BERGER                               Offered through Berger Institutional Products Trust
                                                                   Advised by Berger LLC
-------------------------------------- ---------------------------------------- --------------------------------------
IPT Growth                             Common stocks of established companies   Long-term capital growth.
                                       with potential for growth.
-------------------------------------- ---------------------------------------- --------------------------------------
IPT Small Company Growth               Common stocks of small companies with    Capital growth.
                                       potential for rapid earnings growth.
-------------------------------------- ---------------------------------------- --------------------------------------
           CALVERT PORTFOLIOS            Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                       Advised by Calvert Asset Management Company
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Balanced                    Mostly large-cap growth oriented
                                       common stock of U.S. companies, with
                                       some bonds and money market              Income and capital growth through
                                       instruments.                             social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social International Equity        Common stocks of mid to large cap        High total return through social
                                       companies.                               criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Mid Cap Growth              Common stocks of mid size companies.     Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Small Cap Growth            Common stocks of small cap companies.    Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- -------------------------------------------------------------------------------
              SCUDDER                      Offered through Deutsche Asset Management VIT Funds
                                                        Advised by Deutsche Asset Management, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Stocks and other securities              Match, before expenses, performance
VIT EAFE Equity Index                  representative of the EAFE Index as a    of the Morgan Stanley Capital
                                       whole.                                   International EAFE Index.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Statistically selected sample of the     Match, before expenses, performance
VIT Small Cap Index                    securities found in the Russell 2000     of the Russell 2000 Small Stock
                                       Index.                                   Index.
-------------------------------------- -------------------------------------------------------------------------------
              FIDELITY                       Offered through Variable Insurance Products Funds: Service Class
                                                   Advised by Fidelity Management and Research Company
-------------------------------------- -------------------------------------------------------------------------------
VIP Mid Cap: Service Class             Common stocks of companies, mostly       Long-term capital growth.
                                       with medium market capitalizations
                                       (similar to companies in the S&P
                                       MidCap 400).
-------------------------------------- -------------------------------------------------------------------------------
            INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                           Advised by INVESCO Funds Group, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Financial Services                 Common stocks of companies involved in   Long-term capital growth.
                                       the financial services sector.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of companies that
                                       develop, produce or distribute
VIF Health Sciences                    products or services related to health   Long-term capital growth.
                                       care.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Technology                         Common stocks of companies engaged in    Long-term capital growth.
                                       technology-related industries.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of companies engaged in
                                       the design, development, manufacture,
                                       distribution, or sale of
VIF Telecommunications                 communications services and equipment,   Long-term capital growth and current
                                       and companies involved in supplying      income.
                                       equipment or services to such
                                       companies.


                                     -A:1-

-------------------------------------- ---------------------------------------- --------------------------------------
          Separate Account
              Portfolio                           Investment Strategy                    Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
          NEUBERGER BERMAN                      Offered through Neuberger Berman Advisers Management Trust
                                                       Advised by Neuberger Berman Management Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Balanced                           Common stocks of mid-cap companies       Capital growth and current income
                                       and short-term fixed income              without undue risk to principal.
                                       securities.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks, often of companies
AMT Growth                             that may be temporarily out of favor     Long-term capital growth.
                                       in the market.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Limited Maturity Bond              Fixed and variable rate debt             Current income; secondarily, total
                                       securities.                              return.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Partners                           Common stocks of mid- to large-cap       Capital growth.
                                       companies.
-------------------------------------- -------------------------------------------------------------------------------
                RYDEX                                      Offered through Rydex Variable Trust
                                                             Advised by Rydex Global Advisors
-------------------------------------- ---------------------------------------- --------------------------------------
Nova                                   Leveraged instruments including          150% of the daily performance of
                                       futures contracts and options, and       the S&P 500 Index
                                       equity securities.
-------------------------------------- ---------------------------------------- --------------------------------------
OTC                                    Mostly securities of companies in the    Match the performance of the
                                       NASDAQ 100 Index.                        NASDAQ 100 Index.
-------------------------------------- ---------------------------------------- --------------------------------------
Precious Metals                        Equity securities of U.S. and            Capital growth.
                                       foreign precious metals companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Leveraged instruments including
                                       futures contracts and options,           Investment results that inversely
Ursa                                   repurchase agreements and sell           correlate to the performance of
                                       securities short.  The portfolio does    the S&P 500 Index.
                                       not own any S&P 500 Index securities.
-------------------------------------- ---------------------------------------- --------------------------------------
U.S. Government Bond                   U.S. Government securities and           120% of the daily price movement
                                       leveraged instruments, such as
                                       certain futures and options
                                       contracts.                               of the Long Treasury Bond.
-------------------------------------- ---------------------------------------- --------------------------------------
               STRONG                           Offered through Strong Variable Insurance Funds, Inc., and
                                                             Strong Opportunity Fund II, Inc.
                                                        Advised by Strong Capital Management, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
Mid Cap Growth Fund II                 Reasonably priced stocks of mid-cap      Capital growth.
                                       companies with accelerated growth
                                       potential.
-------------------------------------- ---------------------------------------- --------------------------------------
Opportunity Fund II                    Underpriced stocks of underpriced        Capital growth.
                                       mid-cap companies.
-------------------------------------- ---------------------------------------- --------------------------------------
            THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by EQSF Advisers, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Third Avenue Value                     Common stocks of smaller companies       Long-term capital growth.
                                       with strong balance sheets, which the
                                       manager considers undervalued.
-------------------------------------- -------------------------------------------------------------------------------
         VANGUARD (Advisor)                          Offered through Vanguard Variable Insurance Fund
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Balanced                           Mostly dividend-paying stocks of         Conserve capital, with moderate
    (Wellington Management Company,    established undervalued large and        income and moderate long-term growth
LLP) ("Wellington")                    medium-size companies.                   of capital and income.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Diversified Value                  Common stocks of undervalued and out
    (Barrow, Hanley, Mewhinney &       of favor large and medium-size           Long-term capital growth and
Strauss, Inc.)                         companies.                               moderate dividend income.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of well-established
VIF Equity Income                      companies that pay relatively high       High level of current income and
    (Newell Associates)                levels of dividend income and have       potential for long-term growth of
                                       potential for capital appreciation.      capital and income.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Long-term growth of capital and
                                       Hold all stocks in the S&P 500           income by attempting to match the
VIF Equity Index                       Composite Stock Price Index in roughly   performance of a broad-based market
    (The Vanguard Group)               the same proportion to their weighting   index of stocks of large U.S.
                                       in the Index.                            companies.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Growth
    (Lincoln Capital Management        Stocks of large-cap high-quality         Long-term capital growth.
Company)                               seasoned U.S. companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Sample of fixed-income and               Higher level of income by attempting
VIF Total Bond Market Index            mortgage-backed securities included in   to match the performance of a
    (The Vanguard Group)               the Lehman Brothers Aggregate Bond       broad-based market index of publicly
                                       Index.                                   traded, investment-grade bonds.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF High Yield Bond                    Diversified group of high-yielding,      High level of income.
    (Wellington)                       higher-risk corporate "junk" bonds.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF International
    (Schroder Investment Management    Stocks of seasoned companies located     Long-term capital growth.
North America Inc.)                    outside of the U.S..
-------------------------------------- ---------------------------------------- --------------------------------------

                                     -A:2-

-------------------------------------- ---------------------------------------- --------------------------------------
          Separate Account
              Portfolio                           Investment Strategy                    Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
                                                                                Long-term growth of capital and
                                       Stocks of companies in the Standard      income by attempting to match the
VIF Mid-Cap Index                      and Poor's Mid-Cap 400 Index in          performance of a broad-based market
    (The Vanguard Group)               roughly the same proportion to their     index of stocks of medium U.S.
                                       weighting in the Index.                  companies.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Money Market                       High quality, short term money market    Current income consistent with
    (The Vanguard Group)               instruments.                             liquidity and stability.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF REIT Index                         Stocks of real estate investment         High level of income and moderate
    (The Vanguard Group )              trusts.                                  long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Small Company Growth
    (Granahan Investment Management,   Stocks of smaller companies with
Inc., Grantham, Mayo, Van Otterloo &   favorable prospects for growth and       Long-term capital growth.
Co. LLC)                               price appreciation.
----------------------------------------------------------------------------------------------------------------------

                                     -A:3-

APPENDIX B: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact us. Certain riders may not be available in all States.

o    Cost Recovery Rider
         This Rider allows a one time special partial withdrawal without reducing the Specified Amount of coverage.

         Cost: None.

o    Reduced Loan Interest Rate Rider
         This Rider allows reduced interest rate Policy loans after the 10th Policy anniversary.

Cost: None.

o    Extended Maturity Rider
         If elected, as long as the Policy Cash Surrender Value is greater than zero, the Policy will remain in force to provide a death benefit. Once maturity is extended under this rider, the death benefit is the Policy value and Death Benefit Option A is in effect; there is no ability to select death benefit Option B. For more information about this Rider, see this prospectus' IMPORTANT POLICY PROVISIONS section Extending the Maturity Date provision.

         Cost: None.

o    Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

         Cost: See (1), below.

o    Payor Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

         Cost: See (1), below.

o    Children's Protection Rider
         This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

         Cost:  $52.

o    Guaranteed Insurability Rider
         This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

         Cost:  See (2), below.

o    Terminal Illness Rider
         This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness.

         Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. See the Policy and Rider language for details.

(1) An additional charge for this benefit is deducted monthly from total Policy value. The amount of the charge varies depending upon the insured's sex, issue age, risk class and specified amount of insurance coverage. Ask for a Policy illustration or see your Policy for benefit charges applicable to you.

(2) An additional charge for this benefit is deducted monthly from total Policy value. The amount of the charge varies depending upon the insured's sex and issue age. Ask for a Policy illustration or see your Policy for benefit charges applicable to you.
                                     - B:1 -

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the three year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS

INVESTMENTS AT NET ASSET VALUE:

     Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
     ------------------------------------------------------------------
        CVS Social Balanced Portfolio  (Balanced) -
            340.846 shares at $1.759 per share (cost $657)                                          $        600
        CVS Social International Equity Portfolio (International Equity) -
            524.747 shares at $12.84 per share (cost $9,369)                                               6,738
        CVS Social Mid Cap Growth Portfolio  (Mid Cap) -
            22,165.490 shares at $25.51 per share (cost $660,131)                                        565,442
        CVS Social Small Cap Growth Portfolio  (Small Cap) -
            16,037.854 shares at $14.80 per share (cost $228,269)                                        237,361
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
     -------------------------------------------------------------
        Ameritas Growth Portfolio (Growth) -
            3,058.613 shares at $47.95 per share (cost $163,069)                                         146,660
        Ameritas MidCap Growth Portfolio (MidCap) -
            1,688.801 shares at $30.50 per share (cost $60,800)                                           51,507
        Ameritas Small Capitalization Portfolio (Small Cap) -
            198.269 shares at $29.40 per share (cost $6,756)                                               5,828
     Berger Institutional Products Trust (Berger):
     ---------------------------------------------
        IPT - Growth Fund (Growth) -
            42,717.214 shares at $10.34 per share (cost $617,942)                                        441,695
        IPT - Small Company Growth Fund (Small Company Growth) -
            119,554.845 shares at $14.23 per share (cost $2,250,399)                                   1,701,266
     Deutsche Asset Management (Deutsche):
     -------------------------------------
        VIT EAFE Equity Index Fund (EAFE Equity) -
            75,979.646 shares at $8.39 per share (cost $773,911)                                         637,469
        VIT Equity 500 Index Fund (Equity 500) -
            221,242.261 shares at $11.98 per share (cost $2,962,912)                                   2,650,481
        VIT Small Cap Index Fund (Small Cap) -
            42,850.470 shares at $10.73 per share (cost $480,098)                                        459,784
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        VIP Contrafund Portfolio Service Class (Contrafund SC) -
            997.938 shares at $20.06 per share (cost $20,733)                                             20,019
        VIP High Income Portfolio Service Class (High Income SC) -
            229.625 shares at $6.38 per share (cost $1,433)                                                1,466
        VIP Investment Grade Bond Portfolio Initial Class (Inv. Grade Bond IC) -
            10,141.757 shares at $12.92 per share (cost $126,977)                                        131,032
        VIP Mid Cap Portfolio Service Class  (Mid Cap SC) -
            17,098.258 shares at $19.54 per share (cost $324,127)                                        334,100

                                     F-I 2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

     INVESCO Variable Investment Funds, Inc. (Invesco):
     --------------------------------------------------
        VIF - Financial Services Fund (Financial) -
            5,442.876 shares at $12.42 per share (cost $70,757)                                     $     67,600
        VIF - Health Sciences Fund (Health) -
            7,142.487 shares at $18.20 per share (cost $129,302)                                         129,993
        VIF - Technology Fund (Technology) -
            20,256.989 shares at $15.37 per share (cost $321,268)                                        311,350
        VIF - Telecommunications Fund (Telecomm) -
            59,038.207 shares at $5.57 per share (cost $334,869)                                         328,842
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        AMT Balanced Portfolio (Balanced) -
            118,987.550 shares at $9.66 per share (cost $1,540,067)                                    1,149,419
        AMT Growth Portfolio (Growth) -
            141,087.762 shares at $11.52 per share (cost $3,236,954)                                   1,625,333
        AMT Guardian Portfolio (Guardian) -
            9,893.438 shares at $14.64 per share (cost $157,968)                                         144,840
        AMT Limited Maturity Bond Portfolio  (Limited Maturity Bond) -
            15,122.675 shares at $13.47 per share (cost $198,911)                                        203,702
        AMT Liquid Assets Portfolio (Liquid Assets) -
            91,456.530 shares at $1.00 per share (cost $91,456)                                           91,456
        AMT Mid-Cap Growth Portfolio (Mid-Cap) -
            4,800.985 shares at $16.94 per share (cost $105,910)                                          81,327
        AMT Partners Portfolio (Partners) -
            204,503.032 shares at $15.10 per share (cost $3,426,772)                                   3,087,996
     Rydex Variable Trust (Rydex):
     --------------------------------------------------------------
        Nova Fund (Nova) -
            34,671.415 shares at $8.67 per share (cost $392,155)                                         300,601
        OTC Fund (OTC) -
            108,883.469 shares at $14.80 per share (cost $2,300,763)                                   1,611,474
        Precious Metals Fund  (Precious Metals) -
            4,066.406 shares at $4.87 per share (cost $17,154)                                            19,803
        Ursa Fund (Ursa) -
            386,621.242 shares at $6.29 per share (cost $2,597,134)                                    2,431,849
        U.S. Government Bond Fund (US Government Bond) -
            8,744.109 shares at $11.44 per share (cost $101,579)                                         100,034
     Strong Variable Insurance Funds, Inc. (Strong Variable):
     --------------------------------------------------------
        Mid Cap Growth Fund II Portfolio (Growth) -
            3,695.803 shares at $16.38 per share (cost $64,108)                                           60,537
     Strong Opportunity Fund II, Inc. (Strong Opportunity):
     ------------------------------------------------------
        Opportunity Fund II Portfolio (Opportunity) -
            33,591.589 shares at $19.45 per share (cost $672,972)                                        653,356

                                     F-I 3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

     Third Avenue Variable Series Trust (Third Avenue):
     --------------------------------------------------
        Third Avenue Value Portfolio (Value) -
            43,387.728 shares at $17.13 per share (cost $726,037)                                  $       743,232
     Vanguard Variable Insurance Fund (Vanguard):
     --------------------------------------------
        Money Market Portfolio (Money Market) -
            14,020,863.010 shares at $1.00 per share (cost $14,020,863)                                 14,020,863
        Equity Index Portfolio (Equity Index) -
            566,979.206 shares at $29.91 per share (cost $17,591,151)                                   16,958,349
        High-Grade Bond Portfolio (High-Grade Bond) -
            205,058.863 shares at $11.29 per share (cost $2,206,152)                                     2,315,115
        REIT Index Portfolio (REIT Index) -
            33,185.777 shares at $13.03 per share (cost $419,686)                                          432,410
        Mid-Cap Index Portfolio (Mid-Cap) -
            30,858.228 shares at $13.23 per share (cost $393,056)                                          408,255
        Equity Income Portfolio (Equity Income) -
            239,471.639 shares at $19.79 per share (cost $4,667,802)                                     4,739,146
        Growth Portfolio (Growth) -
            606,836.091 shares at $14.37 per share (cost $14,767,045)                                    8,720,234
        Balanced Portfolio (Balanced) -
            256,144.079 shares at $16.98 per share (cost $4,229,294)                                     4,349,328
        High Yield Bond Portfolio (High Yield Bond) -
            89,051.385 shares at $8.59 per share (cost $783,923)                                           764,951
        International Portfolio (International) -
            422,196.633 shares at $12.37 per share (cost $5,924,038)                                     5,222,573
        Diversified Value Portfolio (Diversified) -
            14,766.179 shares at $10.66 per share (cost $163,866)                                          157,408
        Small Company Growth Portfolio (Small Company Growth) -
            319,730.654 shares at $16.43 per share (cost $4,987,792)                                     5,253,174
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $    83,875,998
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                                     F-I 4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Calvert

                                                                     -----------------------------------------------

                                                                                        Balanced

                                                                     -----------------------------------------------
                                                                          2001             2000           1999
                                                                     ----------------  -------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $         23     $     2,054     $    ----
   Mortality and expense risk charge                                             620              69          ----
                                                                     ----------------  -------------- --------------
Net investment income(loss)                                                     (597)          1,985          ----
                                                                     ----------------  -------------- --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                          11           3,626          ----
   Net realized gain(loss) on sale of fund shares                             (9,447)             (4)         ----
                                                                     ----------------  -------------- --------------
Net realized gain(loss)                                                       (9,436)          3,622          ----
                                                                     ----------------  -------------- --------------

Change in unrealized appreciation(depreciation)                                5,791          (5,848)         ----
                                                                     ----------------  -------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                      $     (4,242)    $      (241)    $    ----
                                                                     ================  ============== ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:

  Net investment income(loss)                                           $       (597)    $     1,985     $    ----
  Net realized gain(loss)                                                     (9,436)          3,622          ----
  Net change in unrealized appreciation(depreciation)                          5,791          (5,848)         ----
                                                                     ----------------  -------------- --------------
Net increase(decrease) in net assets resulting
  from operations                                                             (4,242)           (241)         ----
                                                                     ----------------  -------------- --------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                          2,158             121          ----
  Subaccounts transfers (including fixed account), net                      (114,074)        119,877          ----
  Transfers for policyowner benefits and terminations                         (1,467)           ----          ----
  Policyowner maintenance charges                                             (1,399)           (133)         ----
                                                                     ----------------  -------------- --------------
Net increase(decrease) from policyowner transactions                        (114,782)        119,865          ----
                                                                     ----------------  -------------- --------------
Total increase(decrease) in net assets                                      (119,024)        119,624          ----
Net assets at beginning of period                                            119,624            ----          ----
                                                                     ----------------  -------------- --------------
Net assets at end of period                                             $        600     $   119,624     $    ----
                                                                     ================  ============== ==============

The accompanying notes are an integral part of these financial statements.

                                     F-I 5

                                                       Calvert

--------------------------------------------------------------------------------------------------------------------

                  International Equity                                              Mid Cap

----------------------------------------------------------  --------------------------------------------------------
      2001                 2000               1999                2001               2000               1999
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


   $          7         $       ----       $       ----        $       ----        $       ----      $       ----
             54                   20               ----               3,506                 151              ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
            (47)                 (20)              ----              (3,506)               (151)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


            781                  501               ----              36,643              18,842              ----
           (853)                (936)              ----             (15,632)            (19,074)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
            (72)                (435)              ----              21,011                (232)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


         (2,124)                (508)              ----             (87,208)             (7,481)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


   $     (2,243)        $       (963)      $       ----        $    (69,703)       $     (7,864)     $       ----
==================   =================  ==================  ==================  ================  ==================




   $        (47)        $        (20)      $       ----        $     (3,506)       $       (151)     $       ----
            (72)                (435)              ----              21,011                (232)             ----
         (2,124)                (508)              ----             (87,208)             (7,481)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------

         (2,243)                (963)              ----             (69,703)             (7,864)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


          2,425                  366               ----              26,631               7,638              ----
          3,567                6,436               ----             546,345              79,329              ----
         (1,828)                ----               ----                (666)               (928)             ----
           (886)                (136)              ----             (14,447)               (893)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
          3,278                6,666               ----             557,863              85,146              ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------

          1,035                5,703               ----             488,160              77,282              ----
          5,703                 ----               ----              77,282                ----              ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
   $      6,738         $      5,703       $       ----        $    565,442        $     77,282      $       ----
==================   =================  ==================  ==================  ================  ==================

                                     F-I 6

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Calvert

                                                                   -------------------------------------------------

                                                                                      Small Cap

                                                                   -------------------------------------------------
                                                                         2001              2000            1999
                                                                   -----------------  ---------------  -------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       ----      $      ----        $   ----
   Mortality and expense risk charge                                          941               28            ----
                                                                   -----------------  ---------------  -------------
Net investment income(loss)                                                  (941)             (28)           ----
                                                                   -----------------  ---------------  -------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    4,025              827            ----
   Net realized gain(loss) on sale of fund shares                         (10,782)            (294)           ----
                                                                   -----------------  ---------------  -------------
Net realized gain(loss)                                                    (6,757)             533            ----
                                                                   -----------------  ---------------  -------------

Change in unrealized appreciation(depreciation)                             9,875             (783)           ----
                                                                   -----------------  ---------------  -------------
Net increase(decrease) in net assets resulting
   from operations                                                   $      2,177      $      (278)       $   ----
                                                                   =================  ===============  =============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (941)     $       (28)       $   ----
  Net realized gain(loss)                                                  (6,757)             533            ----
  Net change in unrealized appreciation(depreciation)                       9,875             (783)           ----
                                                                   -----------------  ---------------  -------------
Net increase(decrease) in net assets resulting
  from operations                                                           2,177             (278)           ----
                                                                   -----------------  ---------------  -------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      30,351            2,159            ----
  Subaccounts transfers (including fixed account), net                    188,344           20,433            ----
  Transfers for policyowner benefits and terminations                      (1,452)              (1)           ----
  Policyowner maintenance charges                                          (4,178)            (194)           ----
                                                                   -----------------  ---------------  -------------
Net increase(decrease) from policyowner transactions                      213,065           22,397            ----
                                                                   -----------------  ---------------  -------------

Total increase(decrease) in net assets                                    215,242           22,119            ----
Net assets at beginning of period                                          22,119             ----            ----
                                                                   -----------------  ---------------  -------------
Net assets at end of period                                          $    237,361      $    22,119        $   ----
                                                                   =================  ===============  =============


The accompanying notes are an integral part of these financial statements.

                                     F-I 7

                                                       Ameritas
--------------------------------------------------------------------------------------------------------------------

                         Growth                                                     MidCap
---------------------------------------------------------   --------------------------------------------------------
      2001                2000                1999                2001               2000                1999
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
   $         62         $         20       $       ----        $       ----       $       ----        $       ----
            514                  197               ----                 339                307                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
           (452)                (177)              ----                (339)              (307)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


            754                 ----               ----               2,455              1,942                ----
           (600)                 (80)              ----              (8,465)               (23)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
            154                  (80)              ----              (6,010)             1,919                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


         (5,140)             (11,268)              ----              (2,315)            (6,977)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


   $     (5,438)        $    (11,525)      $       ----        $     (8,664)      $     (5,365)       $       ----
==================   ================   =================   =================  =================   =================




   $       (452)        $       (177)      $       ----        $       (339)      $       (307)       $       ----
            154                  (80)              ----              (6,010)             1,919                ----
         (5,140)             (11,268)              ----              (2,315)            (6,977)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------

         (5,438)             (11,525)              ----              (8,664)            (5,365)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


         55,137                 ----               ----               8,200               ----                ----
         49,981               62,508               ----             (21,906)            81,807                ----
           ----                 ----               ----                  (1)              ----                ----
         (3,408)                (595)              ----              (1,709)              (855)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
        101,710               61,913               ----             (15,416)            80,952                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------

         96,272               50,388               ----             (24,080)            75,587                ----
         50,388                 ----               ----              75,587               ----                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
   $    146,660         $     50,388       $       ----        $     51,507       $     75,587        $       ----
==================   ================   =================   =================  =================   =================

                                     F-I 8

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Ameritas

                                                                   -------------------------------------------------

                                                                                      Small Cap

                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS

Investment income:
   Dividend distributions received                                    $     ----       $     ----       $     ----
   Mortality and expense risk charge                                          31                8             ----
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                  (31)              (8)            ----
                                                                   ---------------- ---------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    ----               14             ----
   Net realized gain(loss) on sale of fund shares                           (420)            (561)            ----
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                     (420)            (547)            ----
                                                                   ---------------- ---------------- ---------------


Change in unrealized appreciation(depreciation)                             (876)             (51)            ----
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                    $   (1,327)      $     (606)      $     ----
                                                                   ================ ================ ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $      (31)      $       (8)      $     ----
  Net realized gain(loss)                                                   (420)            (547)            ----
  Net change in unrealized appreciation(depreciation)                       (876)             (51)            ----
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
  from operations                                                         (1,327)            (606)            ----
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      2,716             ----             ----
  Subaccounts transfers (including fixed account), net                     4,473            2,738             ----
  Transfers for policyowner benefits and terminations                     (1,700)            ----             ----
  Policyowner maintenance charges                                           (441)             (25)            ----
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                       5,048            2,713             ----
                                                                   ---------------- ---------------- ---------------
Total increase(decrease) in net assets                                     3,721            2,107             ----
Net assets at beginning of period                                          2,107             ----             ----
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                           $    5,828       $    2,107       $     ----
                                                                   ================ ================ ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 9

                                     Berger

--------------------------------------------------------------------------------------------------------------------

                         Growth                                              Small Company Growth
----------------------------------------------------------  --------------------------------------------------------
      2001                 2000               1999                2001               2000               1999
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
   $       ----         $       ----       $         60        $         ----     $        ----      $         ----
          3,915                5,873              1,795                15,402             23,316              4,176
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
         (3,915)              (5,873)            (1,735)              (15,402)           (23,316)            (4,176)
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


           ----               24,967               ----                17,362             44,732               ----
       (233,233)              47,809             18,012              (759,898)           173,065             60,698
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
       (233,233)              72,776             18,012              (742,536)           217,797             60,698
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


          4,604             (289,911)            94,103              (235,914)          (762,388)           428,855
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


   $   (232,544)        $   (223,008)      $    110,380        $     (993,852)    $    (567,907)     $      485,377
==================   =================  ==================  ================== =================  ==================




   $     (3,915)        $     (5,873)      $     (1,735)       $      (15,402)    $     (23,316)     $       (4,176)
       (233,233)              72,776             18,012              (742,536)           217,797             60,698
          4,604             (289,911)            94,103              (235,914)          (762,388)           428,855
------------------   -----------------  ------------------  ------------------ -----------------  ------------------

       (232,544)            (223,008)           110,380              (993,852)          (567,907)           485,377
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


        116,581               96,798             41,594               394,482            325,112            110,915
       (134,937)             518,911             70,121              (424,367)         1,957,348            334,656
         (6,631)              (3,186)              (475)              (35,650)           (40,718)            (2,670)
        (44,386)             (31,155)           (10,077)             (112,965)          (102,449)           (28,390)
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
        (69,373)             581,368            101,163              (178,500)         2,139,293            414,511
------------------   -----------------  ------------------  ------------------ -----------------  ------------------

       (301,917)             358,360            211,543            (1,172,352)         1,571,386            899,888
        743,612              385,252            173,709             2,873,618          1,302,232            402,344
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
   $    441,695         $    743,612       $    385,252        $    1,701,266     $    2,873,618     $    1,302,232
==================   =================  ==================  ================== =================  ==================

                                     F-I 10

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Deutsche

                                                                   -------------------------------------------------

                                                                                     EAFE Equity

                                                                   -------------------------------------------------
                                                                        2001              2000            1999
                                                                   ----------------   -------------   --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $       ----       $    ----       $        2
   Mortality and expense risk charge                                         3,487             254             ----
                                                                   ----------------   -------------   --------------
Net investment income(loss)                                                 (3,487)           (254)               2
                                                                   ----------------   -------------   --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----           1,405                1
   Net realized gain(loss) on sale of fund shares                          (13,917)           (544)            ----
                                                                   ----------------   -------------   --------------
Net realized gain(loss)                                                    (13,917)            861                1
                                                                   ----------------   -------------   --------------

Change in unrealized appreciation(depreciation)                           (128,663)         (7,784)               5
                                                                   ----------------   -------------   --------------
Net increase(decrease) in net assets resulting
   from operations                                                    $   (146,067)      $  (7,177)      $        8
                                                                   ================   =============   ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $     (3,487)      $    (254)     $         2
  Net realized gain(loss)                                                  (13,917)            861                1
  Net change in unrealized appreciation(depreciation)                     (128,663)         (7,784)               5
                                                                   ----------------   -------------   --------------
Net increase(decrease) in net assets resulting
  from operations                                                         (146,067)         (7,177)               8
                                                                   ----------------   -------------   --------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                       51,794           1,300             ----
  Subaccounts transfers (including fixed account), net                     651,661           0,982              213
  Transfers for policyowner benefits and terminations                         (359)              2             ----
  Policyowner maintenance charges                                           (3,782)          1,096)             (10)
                                                                   ----------------   -------------   --------------
Net increase(decrease) from policyowner transactions                       699,314          91,188              203
                                                                   ----------------   -------------   --------------
Total increase(decrease) in net assets                                     553,247          84,011              211
Net assets at beginning of period                                           84,222             211             ----
                                                                   ----------------   -------------   --------------
Net assets at end of period                                           $    637,469       $  84,222      $       211
                                                                   ================   =============   ==============


The accompanying notes are an integral part of these financial statements.

                                     F-I 11

                                    Deutsche

--------------------------------------------------------------------------------------------------------------------

                        Equity 500                                                 Small Cap
-----------------------------------------------------------  -------------------------------------------------------
       2001                 2000               1999                2001              2000               1999
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
   $      22,309         $           7      $         191       $      2,664       $       ----      $        ----
          14,378                 2,573                  6              2,232                274               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
           7,931                (2,566)               185                432               (274)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


           2,325                   289                358             21,446                367               ----
          (5,756)                1,409                  1             (1,755)               161               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
          (3,431)                1,698                359             19,691                528               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


        (267,548)              (45,202)               321            (16,030)            (4,282)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


   $    (263,048)        $     (46,070)     $         865       $      4,093       $     (4,028)     $        ----
===================   =================  ==================  =================  ================  ==================




   $       7,931         $      (2,566)     $         185       $        432       $       (274)     $        ----
          (3,431)                1,698                359             19,691                528               ----
        (267,548)              (45,202)               321            (16,030)            (4,282)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------

        (263,048)              (46,070)               865              4,093             (4,028)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


         100,916               300,719               ----             51,012              1,067               ----
       2,259,119               323,077             12,536            338,324             75,205               ----
          (1,134)                  312               ----               (173)              (571)              ----
         (25,805)              (10,945)               (61)            (4,202)              (943)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
       2,333,096               613,163             12,475            384,961             74,758               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------

       2,070,048               567,093             13,340            389,054             70,730               ----
         580,433                13,340               ----             70,730               ----               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
   $   2,650,481         $     580,433      $      13,340       $    459,784       $     70,730      $        ----
===================   =================  ==================  =================  ================  ==================

                                     F-I 12

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Fidelity

                                                                     -----------------------------------------------

                                                                                     Contrafund SC
                                                                     -----------------------------------------------
                                                                          2001           2000             1999
                                                                     -------------- --------------  ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $       4      $   ----         $      ----
   Mortality and expense risk charge                                           89             1                ----
                                                                     -------------- --------------   ----------------
Net investment income(loss)                                                   (85)           (1)               ----
                                                                     -------------- --------------   ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       18          ----                ----
   Net realized gain(loss) on sale of fund shares                             (44)           (1)               ----
                                                                     -------------- --------------   ----------------
Net realized gain(loss)                                                       (26)           (1)               ----
                                                                     -------------- --------------   ----------------
Change in unrealized appreciation(depreciation)                              (670)          (44)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                      $    (781)     $    (46)        $      ----
                                                                     ============== ==============   ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $     (85)     $     (1)        $      ----
  Net realized gain(loss)                                                     (26)           (1)               ----
  Net change in unrealized appreciation(depreciation)                        (670)          (44)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) in net assets resulting
  from operations                                                            (781)          (46)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                         841          ----                ----
  Subaccounts transfers (including fixed account), net                     20,108           807                ----
  Transfers for policyowner benefits and terminations                        ----          ----                ----
  Policyowner maintenance charges                                            (872)          (38)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) from policyowner transactions                       20,077           769                ----
                                                                     -------------- --------------   ----------------
Total increase(decrease) in net assets                                     19,296           723                ----
Net assets at beginning of period                                             723          ----                ----
                                                                     -------------- -------------    --------------
Net assets at end of period                                             $  20,019      $    723         $      ----
                                                                     ============== ==============   ================


The accompanying notes are an integral part of these financial statements.

                                     F-I 13

                                    Fidelity

---------------------------------------------------------------------------------------------------------------------

                      High Income SC                                           Inv. Grade Bond IC
----------------------------------------------------------- ---------------------------------------------------------
       2001                2000                1999               2001               2000                1999
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
   $       2,720        $        ----       $        ----      $       3,534     $        ----        $        ----
             109                   12                ----                643                 7                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
           2,611                  (12)               ----              2,891                (7)                ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------

            ----                 ----                ----               ----              ----                 ----
          (1,753)                   3                ----               (705)             ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
          (1,753)                   3                ----               (705)             ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


            (712)                 744                ----              3,996                59                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


   $         146        $         735       $        ----      $       6,182     $          52        $        ----
===================  ==================  ================== ================= ==================== ==================




   $       2,611        $         (12)      $        ----      $       2,891     $          (7)       $        ----
          (1,753)                   3                ----               (705)             ----                 ----
            (712)                 744                ----              3,996                59                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


             146                  735                ----              6,182                52                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


             728                 ----                ----             29,224              ----                 ----
         (21,311)              21,790                ----             72,645            24,731                 ----
            ----                 ----                ----               ----              ----                 ----
            (563)                 (59)               ----             (1,802)             ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
         (21,146)              21,731                ----            100,067            24,731                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------

         (21,000)              22,466                ----            106,249            24,783                 ----
          22,466                 ----                ----             24,783              ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
   $       1,466        $      22,466       $        ----      $     131,032     $      24,783        $        ----
===================  ==================  ================== ================= ==================== ==================

                                     F-I 14

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity

                                                                     ------------------------------------------------

                                                                                       Mid Cap SC
                                                                     ------------------------------------------------
                                                                         2001             2000             1999
                                                                     --------------   -------------   ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $     ----       $       7       $     ----
   Mortality and expense risk charge                                           654               5             ----
                                                                     --------------   -------------   ---------------
Net investment income(loss)                                                   (654)              2             ----
                                                                     --------------   -------------   ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----            ----             ----
   Net realized gain(loss) on sale of fund shares                               43              (1)            ----
                                                                     --------------   -------------   ---------------
Net realized gain(loss)                                                         43              (1)            ----
                                                                     --------------   -------------   ---------------

Change in unrealized appreciation(depreciation)                              9,949              24             ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      $    9,338       $      25       $     ----
                                                                     ==============   =============   ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $     (654)      $       2       $     ----
  Net realized gain(loss)                                                       43              (1)            ----
  Net change in unrealized appreciation(depreciation)                        9,949              24             ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) in net assets resulting
  from operations                                                            9,338              25             ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                       76,172           1,105             ----
  Subaccounts transfers (including fixed account), net                     254,845           1,077             ----
  Transfers for policyowner benefits and terminations                       (2,026)           ----             ----
  Policyowner maintenance charges                                           (6,374)            (62)            ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) from policyowner transactions                       322,617           2,120             ----
                                                                     --------------   -------------   ---------------
Total increase(decrease) in net assets                                     331,955           2,145             ----
Net assets at beginning of period                                            2,145            ----             ----
                                                                     -------------   ---------------  ---------------
Net assets at end of period                                             $  334,100       $   2,145       $     ----
                                                                     ==============  =============    ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 15


                                     Invesco

    -----------------------------------------------------------------------------------------------------------------

                          Financial                                                  Health
    -------------------------------------------------------  --------------------------------------------------------
          2001                2000               1999               2001               2000                1999
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
       $        224       $       ----       $       ----       $        432       $       ----        $       ----
                253               ----               ----                761               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
                (29)              ----               ----               (329)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


                 56               ----               ----               ----               ----                ----
                (87)              ----               ----             (6,104)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
                (31)              ----               ----             (6,104)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


             (3,156)              ----               ----                692               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


       $     (3,216)      $       ----       $       ----       $     (5,741)      $       ----        $       ----
    ================   =================  =================  =================  =================   =================



       $        (29)      $       ----       $       ----       $       (329)      $       ----        $       ----
                (31)              ----               ----             (6,104)              ----                ----
             (3,156)              ----               ----                692               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------

             (3,216)              ----               ----             (5,741)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


             11,095               ----               ----             20,485               ----                ----
             61,695               ----               ----            119,655               ----                ----
                 (1)              ----               ----                (13)              ----                ----
             (1,973)              ----               ----             (4,393)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
             70,816               ----               ----            135,734               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------

             67,600               ----               ----            129,993               ----                ----
               ----               ----               ----               ----               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
       $     67,600       $       ----       $       ----       $    129,993       $       ----        $       ----
    ================   =================  =================  =================  =================   =================

                                     F-I 16

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Invesco

                                                                   --------------------------------------------------

                                                                                      Technology

                                                                   --------------------------------------------------
                                                                        2001             2000             1999
                                                                   ----------------  --------------  ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       ----       $    ----       $     ----
   Mortality and expense risk charge                                        1,173            ----             ----
                                                                   ----------------  --------------  ----------------
Net investment income(loss)                                                (1,173)           ----             ----
                                                                   ----------------  --------------  ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----            ----             ----
   Net realized gain(loss) on sale of fund shares                         (54,663)           ----             ----
                                                                   ----------------  --------------  ----------------
Net realized gain(loss)                                                   (54,663)           ----             ----
                                                                   ----------------  --------------  ----------------

Change in unrealized appreciation(depreciation)                           (9,918)            ----             ----
                                                                   ----------------  --------------  ----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (65,754)      $    ----       $     ----
                                                                   ================  ==============  ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $     (1,173)      $    ----       $     ----
  Net realized gain(loss)                                                 (54,663)           ----             ----
  Net change in unrealized appreciation(depreciation)                      (9,918)           ----             ----
                                                                   ----------------  --------------  ----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (65,754)           ----             ----
                                                                   ----------------  --------------  ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                       8,595            ----             ----
  Subaccounts transfers (including fixed account), net                    370,295            ----             ----
  Transfers for policyowner benefits and terminations                       1,566            ----             ----
  Policyowner maintenance charges                                          (3,352)           ----             ----
                                                                   ----------------  --------------  ----------------
Net increase(decrease) from policyowner transactions                      377,104            ----             ----
                                                                   ----------------  --------------  ----------------
Total increase(decrease) in net assets                                    311,350            ----             ----
Net assets at beginning of period                                            ----            ----             ----
                                                                   ----------------  --------------  ----------------
Net assets at end of period                                          $    311,350       $    ----       $     ----
                                                                   ================  ==============  ================

The accompanying notes are an integral part of these financial statements.

                                     F-I 17

                           Invesco                                               Neuberger Berman

------------------------------------------------------------  -------------------------------------------------------

                           Telecomm                                                  Balanced
------------------------------------------------------------  -------------------------------------------------------
          2001               2000               1999                2001               2000               1999
---------------------  -----------------  ------------------  -----------------  -----------------  -----------------
   $       ----       $       ----       $       ----        $     15,960       $      8,815       $      4,225
            302               ----               ----               6,738              6,265              2,052
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
           (302)              ----               ----               9,222              2,550              2,173
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


           ----               ----               ----             301,541             69,803              6,259
           (198)              ----               ----            (143,938)            11,789             (1,601)
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
           (198)              ----               ----             157,603             81,592              4,658
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


         (6,026)              ----               ----            (327,618)          (174,895)           106,155
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


   $     (6,526)      $       ----       $       ----        $   (160,793)      $    (90,753)      $    112,986
=================  =================  ==================  =================  =================  =================




   $       (302)      $       ----       $       ----        $      9,222       $      2,550       $      2,173
           (198)              ----               ----             157,603             81,592              4,658
         (6,026)              ----               ----            (327,618)          (174,895)           106,155
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------

         (6,526)              ----               ----            (160,793)           (90,753)           112,986
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


          2,234               ----               ----             117,672            176,918             77,314
        335,485               ----               ----             294,986            433,701             97,236
           (953)              ----               ----             (11,700)            (2,089)           (15,035)
         (1,398)              ----               ----             (63,584)           (36,729)           (19,957)
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
        335,368               ----               ----             337,374            571,801            139,558
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------

        328,842               ----               ----             176,581            481,048            252,544
           ----               ----               ----             972,838            491,790            239,246
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
   $    328,842       $       ----       $       ----        $  1,149,419       $    972,838       $    491,790
=================  =================  ==================  =================  =================  =================

                                     F-I 18

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                   Neuberger Berman

                                                                   --------------------------------------------------

                                                                                        Growth

                                                                   --------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $         ----    $        ----   $        ----
   Mortality and expense risk charge                                        13,565           17,954           7,887
                                                                   ---------------- ---------------- ----------------
Net investment income(loss)                                                (13,565)         (17,954)         (7,887)
                                                                   ---------------- ---------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   957,692          156,551          50,640
   Net realized gain(loss) on sale of fund shares                         (564,234)         171,510             388
                                                                   ---------------- ---------------- ----------------
Net realized gain(loss)                                                    393,458          328,061          51,028
                                                                   ---------------- ---------------- ----------------

Change in unrealized appreciation(depreciation)                         (1,171,090)        (906,521)        455,093
                                                                   ---------------- ---------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                  $     (791,197)   $    (596,414)  $     498,234
                                                                   ================ ================ ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      (13,565)   $     (17,954)  $      (7,887)
  Net realized gain(loss)                                                  393,458          328,061          51,028
  Net change in unrealized appreciation(depreciation)                   (1,171,090)        (906,521)        455,093
                                                                   ---------------- ---------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (791,197)        (596,414)        498,234
                                                                   ---------------- ---------------- ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      341,523          299,327         239,946
  Subaccounts transfers (including fixed account), net                    (126,026)       1,256,188         (90,901)
  Transfers for policyowner benefits and terminations                      (21,868)         (40,504)        (41,564)
  Policyowner maintenance charges                                         (107,861)         (95,316)        (53,077)
                                                                   ---------------- ---------------- ----------------
Net increase(decrease) from policyowner transactions                        85,768        1,419,695          54,404
                                                                   ---------------- ---------------- ----------------
Total increase(decrease) in net assets                                    (705,429)         823,281         552,638
Net assets at beginning of period                                        2,330,762        1,507,481         954,843
                                                                   ---------------- ---------------- ----------------
Net assets at end of period                                         $    1,625,333    $   2,330,762   $   1,507,481
                                                                   ================ ================ ================

The accompanying notes are an integral part of these financial statements.
                                     F-I 19


                                               Neuberger Berman

--------------------------------------------------------------------------------------------------------------------

                        Guardian                                            Limited Maturity Bond
---------------------------------------------------------  ---------------------------------------------------------
      2001                2000                1999              2001                2000                1999
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
   $        803         $         18       $       ----       $      9,517       $      6,112       $      6,551
          1,018                  989               ----              1,306                891                806
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
           (215)                (971)              ----              8,211              5,221              5,745
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


         11,465                 ----               ----               ----               ----               ----
        (12,177)              (1,898)              ----              3,239             (2,009)            (4,698)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
           (712)              (1,898)              ----              3,239             (2,009)            (4,698)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


         (9,984)              (3,144)              ----                734              4,202               (503)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


   $    (10,911)        $     (6,013)      $       ----       $     12,184       $      7,414       $        544
==================   ================   =================  ================   =================  ===================




   $       (215)        $       (971)      $       ----       $      8,211       $      5,221       $      5,745
           (712)              (1,898)              ----              3,239             (2,009)            (4,698)
         (9,984)              (3,144)              ----                734              4,202               (503)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------

        (10,911)              (6,013)              ----             12,184              7,414                544
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


          4,957               60,856               ----             54,808             33,202             27,329
          4,485               97,288               ----             (3,504)            28,197             13,908
            114                   75               ----               (616)              (986)                 9
         (4,377)              (1,634)              ----            (10,748)            (6,940)            (6,180)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
          5,179              156,585               ----             39,940             53,473             35,066
------------------   ----------------   -----------------  ----------------   -----------------  -------------------

         (5,732)             150,572               ----             52,124             60,887             35,610
        150,572                 ----               ----            151,578             90,691             55,081
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
   $    144,840         $    150,572       $       ----       $    203,702       $    151,578       $     90,691
==================   ================   =================  ================   =================  ===================

                                     F-I 20

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                  Neuberger Berman

                                                                  --------------------------------------------------

                                                                                    Liquid Assets

                                                                  --------------------------------------------------
                                                                       2001             2000              1999
                                                                  --------------- ------------------ ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $    12,653      $     11,234       $       43
   Mortality and expense risk charge                                      1,800             1,771                8
                                                                  --------------- ------------------ ---------------
Net investment income(loss)                                              10,853             9,463               35
                                                                  --------------- ------------------ ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   ----              ----             ----
   Net realized gain(loss) on sale of fund shares                          ----              ----             ----
                                                                  --------------- ------------------ ---------------
Net realized gain(loss)                                                    ----              ----             ----
                                                                  --------------- ------------------ ---------------

Change in unrealized appreciation(depreciation)                            ----              ----             ----
                                                                  --------------- ------------------ ---------------
Net increase(decrease) in net assets resulting
   from operations                                                  $    10,853      $      9,463       $       35
                                                                  =============== ================== ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $    10,853      $      9,463       $       35
  Net realized gain(loss)                                                  ----              ----             ----
  Net change in unrealized appreciation(depreciation)                      ----              ----             ----
                                                                  --------------- ------------------ ---------------
Net increase(decrease) in net assets resulting
  from operations                                                        10,853             9,463               35
                                                                  --------------- ------------------ ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                 3,493,385         1,471,287           24,025
  Subaccounts transfers (including fixed account), net               (3,633,235)       (1,234,822)         (23,591)
  Transfers for policyowner benefits and terminations                     1,138               522                7
  Policyowner maintenance charges                                        (8,928)          (18,207)            (476)
                                                                  --------------- ------------------ ---------------
Net increase(decrease) from policyowner transactions                   (147,640)          218,780              (35)
                                                                  --------------- ------------------ ---------------
Total increase(decrease) in net assets                                 (136,787)          228,243             ----
Net assets at beginning of period                                       228,243              ----             ----
                                                                  --------------- ------------------ ---------------
Net assets at end of period                                         $    91,456      $    228,243       $     ----
                                                                  =============== ================== ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 21

                                Neuberger Berman

--------------------------------------------------------------------------------------------------------------------

                         Mid-Cap                                                   Partners
----------------------------------------------------------  --------------------------------------------------------
      2001                 2000               1999                2001               2000                1999
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
   $       ----         $       ----       $       ----        $     12,964       $     27,793        $     35,509
            576                  669               ----              23,164             24,842              23,344
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
           (576)                (669)              ----             (10,200)             2,951              12,165
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


           ----                    1               ----             123,154            591,056              61,754
        (14,837)              (3,648)              ----            (153,914)           (43,707)             43,836
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
        (14,837)              (3,647)              ----             (30,760)           547,349             105,590
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


        (16,176)              (8,406)              ----             (92,696)          (526,183)             80,723
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


   $    (31,589)        $    (12,722)      $       ----        $   (133,656)      $     24,117        $    198,478
==================   =================  ==================  =================  =================   =================




   $       (576)        $       (669)      $       ----        $    (10,200)      $      2,951        $     12,165
        (14,837)              (3,647)              ----             (30,760)           547,349             105,590
        (16,176)              (8,406)              ----             (92,696)          (526,183)             80,723
------------------   -----------------  ------------------  -----------------  -----------------   -----------------

        (31,589)             (12,722)              ----            (133,656)            24,117             198,478
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


          4,375               37,599               ----             383,221            716,621             610,863
         (1,131)              90,218               ----            (220,133)          (342,856)           (169,010)
         (1,175)                (759)              ----            (403,108)           (98,526)            (89,369)
         (2,115)              (1,374)              ----            (136,491)          (126,552)           (121,049)
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
            (46)             125,684               ----            (376,511)           148,687             231,435
------------------   -----------------  ------------------  -----------------  -----------------   -----------------

        (31,635)             112,962               ----            (510,167)           172,804             429,913
        112,962                 ----               ----           3,598,163          3,425,359           2,995,446
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
   $     81,327         $    112,962       $       ----        $  3,087,996       $  3,598,163        $  3,425,359
==================   =================  ==================  =================  =================   =================

                                     F-I 22

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Rydex

                                                                   -------------------------------------------------

                                                                                         Nova

                                                                   -------------------------------------------------
                                                                       2001             2000             1999
                                                                   --------------  ---------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $     93,468    $      10,000    $          48
   Mortality and expense risk charge                                       4,576            7,320            1,193
                                                                   --------------  ---------------- ----------------
Net investment income(loss)                                               88,892            2,680           (1,145)
                                                                   --------------  ---------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    ----           76,954            3,398
   Net realized gain(loss) on sale of fund shares                       (404,387)         (62,606)          (8,031)
                                                                   --------------  ---------------- ----------------
Net realized gain(loss)                                                 (404,387)          14,348           (4,633)
                                                                   --------------  ---------------- ----------------

Change in unrealized appreciation(depreciation)                           62,557         (222,466)          68,355
                                                                   --------------  ---------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                  $   (252,938)   $    (205,438)   $      62,577
                                                                   ==============  ================ ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $     88,892    $       2,680    $      (1,145)
  Net realized gain(loss)                                               (404,387)          14,348           (4,633)
  Net change in unrealized appreciation(depreciation)                     62,557         (222,466)          68,355
                                                                   --------------  ---------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                       (252,938)        (205,438)          62,577
                                                                   --------------  ---------------- ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                     41,606           49,573            2,417
  Subaccounts transfers (including fixed account), net                  (299,021)        (112,198)       1,060,682
  Transfers for policyowner benefits and terminations                      2,688           (1,032)              (3)
  Policyowner maintenance charges                                        (22,353)         (19,370)          (6,589)
                                                                   --------------  ---------------- ----------------
Net increase(decrease) from policyowner transactions                    (277,080)         (83,027)       1,056,507
                                                                   --------------  ---------------- ----------------
Total increase(decrease) in net assets                                  (530,018)        (288,465)       1,119,084
Net assets at beginning of period                                        830,619        1,119,084             ----
                                                                   --------------  ---------------- ----------------
Net assets at end of period                                         $    300,601    $     830,619    $   1,119,084
                                                                   ==============  ================ ================


The accompanying notes are an integral part of these financial statements.

                                     F-I 23

                                      Rydex

--------------------------------------------------------------------------------------------------------------------

                           OTC                                                  Precious Metals
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001               2000                1999
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
  $         ----       $         ----      $        ----       $        ----      $       ----        $          1
          14,119               22,969              1,964               9,211             7,121                  29
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
         (14,119)             (22,969)            (1,964)             (9,211)           (7,121)                (28)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


            ----              159,387                758                ----              ----                 284
      (1,581,239)             172,621               (393)            310,650            42,684              (1,334)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
      (1,581,239)             332,008                365             310,650            42,684              (1,050)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


         640,550           (1,802,295)           472,458             (51,821)           54,471                  (1)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


  $     (954,808)      $   (1,493,256)     $     470,859       $     249,618      $     90,034        $     (1,079)
===================  =================  ==================  =================  ==================  =================




  $      (14,119)      $      (22,969)     $      (1,964)      $      (9,211)     $     (7,121)       $        (28)
      (1,581,239)             332,008                365             310,650            42,684              (1,050)
         640,550           (1,802,295)           472,458             (51,821)           54,471                  (1)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------

        (954,808)          (1,493,256)           470,859             249,618            90,034              (1,079)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


         551,366              597,211             36,739               3,442               458               1,206
        (382,116)           1,488,932          1,565,111          (1,681,686)        1,397,199                 122
         (21,426)             (20,966)               300              (3,771)               81                 (14)
        (114,610)            (100,957)           (10,905)            (21,266)          (14,306)               (235)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
          33,214            1,964,220          1,591,245          (1,703,281)        1,383,432               1,079
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------

        (921,594)             470,964          2,062,104          (1,453,663)        1,473,466                ----
       2,533,068            2,062,104               ----           1,473,466              ----                ----
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
  $    1,611,474       $    2,533,068      $   2,062,104       $      19,803      $  1,473,466        $       ----
===================  =================  ==================  =================  ==================  =================

                                     F-I 24

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Rydex

                                                                     -----------------------------------------------

                                                                                          Ursa

                                                                     -------------------------------  --------------
                                                                          2001             2000           1999
                                                                     ---------------   -------------  --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $    24,147       $   1,302      $     340
   Mortality and expense risk charge                                          4,732             519          2,800
                                                                     ---------------   -------------  --------------
Net investment income(loss)                                                  19,415             783         (2,460)
                                                                     ---------------   -------------  --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----            ----           ----
   Net realized gain(loss) on sale of fund shares                           (46,337)         (4,805)        31,623
                                                                     ---------------   -------------  --------------
Net realized gain(loss)                                                     (46,337)         (4,805)        31,623
                                                                     ---------------   -------------  --------------

Change in unrealized appreciation(depreciation)                            (166,156)          5,761         (4,892)
                                                                     ---------------   -------------  --------------
Net increase(decrease) in net assets resulting
   from operations                                                      $  (193,078)      $   1,739      $  24,271
                                                                     ===============   =============  ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $    19,415       $     783      $  (2,460)
  Net realized gain(loss)                                                   (46,337)         (4,805)        31,623
  Net change in unrealized appreciation(depreciation)                      (166,156)          5,761         (4,892)
                                                                     ---------------   -------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                          (193,078)          1,739         24,271
                                                                     ---------------   -------------  --------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                         9,619           5,046          1,206
  Subaccounts transfers (including fixed account), net                    2,601,164         (29,754)        43,080
  Transfers for policyowner benefits and terminations                           (66)             40              6
  Policyowner maintenance charges                                           (17,910)         (2,683)       (10,831)
                                                                     ---------------   -------------  --------------
Net increase(decrease) from policyowner transactions                      2,592,807         (27,351)        33,461
                                                                     ---------------   -------------  --------------

Total increase(decrease) in net assets                                    2,399,729         (25,612)        57,732
Net assets at beginning of period                                            32,120          57,732           ----
                                                                     ---------------   -------------  --------------
Net assets at end of period                                             $ 2,431,849       $  32,120      $  57,732
                                                                     ===============   =============  ==============

The accompanying notes are an integral part of these financial statements.

                                     F-I 25

                          Rydex                                                 Strong Variable
----------------------------------------------------------- --------------------------------------------------------

                    US Government Bond                                              Growth

----------------------------------------------------------- --------------------------------------------------------
       2001                2000                1999                2001               2000               1999
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
   $      5,311         $      1,832       $        944        $       ----        $       ----       $       ----
          1,260                  406                165                 188                ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
          4,051                1,426                779                (188)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


           ----                 ----               ----                ----                ----               ----
         (1,038)               3,599            (12,264)             (8,925)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
         (1,038)               3,599            (12,264)             (8,925)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


         (6,454)               4,907               ----              (3,571)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


   $     (3,441)        $      9,932       $    (11,485)       $    (12,684)       $       ----       $       ----
===================  ================== =================== =================== ================== =================




   $      4,051         $      1,426       $        779        $       (188)       $       ----       $       ----
         (1,038)               3,599            (12,264)             (8,925)               ----               ----
         (6,454)               4,907                ---              (3,571)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------

         (3,441)               9,932            (11,485)            (12,684)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


          9,966                  544               ----               3,447                ----               ----
       (139,099)             236,869             11,485              74,136                ----               ----
           (597)                ----               ----              (2,351)               ----               ----
        (12,242)              (1,898)              ----              (2,011)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
       (141,972)             235,515             11,485              73,221                ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------

       (145,413)             245,447               ----              60,537                ----               ----
        245,447                 ----               ----                ----                ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
   $    100,034         $    245,447       $       ----        $     60,537        $       ----       $       ----
===================  ================== =================== =================== ================== =================

                                     F-I 26

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                   Strong Opportunity

                                                                     -----------------------------------------------

                                                                                      Opportunity

                                                                     -----------------------------------------------
                                                                         2001             2000            1999
                                                                     --------------  ---------------  --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $    2,359      $     ----       $     ----
   Mortality and expense risk charge                                           843            ----             ----
                                                                     --------------  ---------------  --------------
Net investment income(loss)                                                  1,516            ----             ----
                                                                     --------------  ---------------  --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    32,378            ----             ----
   Net realized gain(loss) on sale of fund shares                           (2,144)           ----             ----
                                                                     --------------  ---------------  --------------
Net realized gain(loss)                                                     30,234            ----             ----
                                                                     --------------  ---------------  --------------

Change in unrealized appreciation(depreciation)                            (19,615)           ----             ----
                                                                     --------------  ---------------  --------------
Net increase(decrease) in net assets resulting
   from operations                                                      $   12,135      $     ----       $     ----
                                                                     ==============  ===============  ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $    1,516      $     ----       $     ----
  Net realized gain(loss)                                                   30,234            ----             ----
  Net change in unrealized appreciation(depreciation)                      (19,615)           ----             ----
                                                                     --------------  ---------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                           12,135            ----             ----
                                                                     --------------  ---------------  --------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                        6,604            ----             ----
  Subaccounts transfers (including fixed account), net                     668,917            ----             ----
  Transfers for policyowner benefits and terminations                      (30,989)           ----             ----
  Policyowner maintenance charges                                           (3,311)           ----             ----
                                                                     --------------  ---------------  --------------
Net increase(decrease) from policyowner transactions                       641,221            ----             ----
                                                                     --------------  ---------------  --------------
Total increase(decrease) in net assets                                     653,356            ----             ----
Net assets at beginning of period                                             ----            ----             ----
                                                                     --------------  ---------------  --------------
Net assets at end of period                                             $  653,356      $     ----       $     ----
                                                                     ==============  ===============  ==============

The accompanying notes are an integral part of these financial statements.

                                     F-I 27

                      Third Avenue                                                Vanguard
--------------------------------------------------------- ----------------------------------------------------------

                         Value                                                   Money Market
--------------------------------------------------------- ----------------------------------------------------------
       2001                2000              1999               2001               2000                 1999
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
   $        159         $       ----      $       ----      $     574,043       $      724,208       $      530,330
          1,989                 ----              ----            102,940               86,191                78,492
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
         (1,830)                ----              ----            471,103              638,017               451,838
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


          1,039                 ----              ----               ----                 ----                  ----
         (5,703)                ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
         (4,664)                ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


         17,195                 ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


   $     10,701         $       ----      $       ----      $     471,103       $      638,017       $      451,838
===================  ================= ================== ================== ==================   ==================




   $     (1,830)        $       ----      $       ----      $     471,103       $      638,017       $      451,838
         (4,664)                ----              ----               ----                 ----                  ----
         17,195                 ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------

         10,701                 ----              ----            471,103              638,017               451,838
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


         44,531                 ----              ----         10,692,380           11,329,436            11,382,118
        714,521                 ----              ----         (7,424,117)         (10,632,247)          (10,046,456)
        (16,953)                ----              ----           (678,112)             (99,662)             (191,228)
         (9,568)                ----              ----           (644,797)            (539,363)             (471,773)
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
        732,531                 ----              ----          1,945,354               58,164               672,661
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------

        743,232                 ----              ----          2,416,457              696,181             1,124,499
           ----                 ----              ----         11,604,406           10,908,225             9,783,726
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
   $    743,232         $       ----      $       ----      $  14,020,863       $   11,604,406       $    10,908,225
===================  ================= ================== ================== ==================   ==================

                                     F-I 28

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Vanguard

                                                                   -------------------------------------------------

                                                                                     Equity Index

                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------  ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $        ----    $      187,572   $     148,939
   Mortality and expense risk charge                                      126,640           126,774          86,778
                                                                   ---------------  ---------------- ---------------
Net investment income(loss)                                              (126,640)           60,798          62,161
                                                                   ---------------  ---------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----           168,334         129,342
   Net realized gain(loss) on sale of fund shares                         (20,163)          389,446         301,264
                                                                   ---------------  ---------------- ---------------
Net realized gain(loss)                                                   (20,163)          557,780         430,606
                                                                   ---------------  ---------------- ---------------

Change in unrealized appreciation(depreciation)                        (2,162,270)       (2,378,717)      1,785,764
                                                                   ---------------  ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                  $  (2,309,073)   $   (1,760,139)  $   2,278,531
                                                                   ===============  ================ ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $    (126,640)   $       60,798   $      62,161
  Net realized gain(loss)                                                 (20,163)          557,780         430,606
  Net change in unrealized appreciation(depreciation)                  (2,162,270)       (2,378,717)      1,785,764
                                                                   ---------------  ---------------- ---------------
Net increase(decrease) in net assets resulting
  from operations                                                      (2,309,073)       (1,760,139)      2,278,531
                                                                   ---------------  ---------------- ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                   2,601,265         3,048,595       2,543,065
  Subaccounts transfers (including fixed account), net                    959,609           828,866       3,567,755
  Transfers for policyowner benefits and terminations                    (627,466)         (264,324)       (214,628)
  Policyowner maintenance charges                                        (769,871)         (614,143)       (429,932)
                                                                   ---------------  ---------------- ---------------
Net increase(decrease) from policyowner transactions                    2,163,537         2,998,994       5,466,260
                                                                   ---------------  ---------------- ---------------
Total increase(decrease) in net assets                                   (145,536)        1,238,855       7,744,791
Net assets at beginning of period                                      17,103,885        15,865,030       8,120,239
                                                                   ---------------  ---------------- ---------------
Net assets at end of period                                         $  16,958,349    $   17,103,885   $  15,865,030
                                                                   ===============  ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 29

                                    Vanguard

--------------------------------------------------------------------------------------------------------------------

                     High-Grade Bond                                              REIT Index

----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
   $     25,738         $     91,693       $    100,678        $       ----        $       ----       $       ----
         14,465               10,270             12,093               1,417                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
         11,273               81,423             88,585              (1,417)               ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


           ----                 ----               ----                ----                ----               ----
         24,620              (12,986)           (41,452)              5,478                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
         24,620              (12,986)           (41,452)              5,478                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


         89,355               68,417            (77,769)             12,725                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


   $    125,248         $    136,854       $    (30,636)       $     16,786        $       ----       $       ----
===================  ================== ==================  ==================  ================== =================




   $     11,273         $     81,423       $     88,585        $     (1,417)       $       ----       $       ----
         24,620              (12,986)           (41,452)              5,478                ----               ----
         89,355               68,417            (77,769)             12,725                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------

        125,248              136,854            (30,636)             16,786                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


        323,070              264,351            293,082              23,301                ----               ----
        161,630              142,554            293,719             423,209                ----               ----
        (54,089)             (23,205)           (14,035)            (22,105)               ----               ----
        (77,089)             (45,617)           (56,965)             (8,781)               ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
        353,522              338,083            515,801             415,624                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------

        478,770              474,937            485,165             432,410                ----               ----
      1,836,345            1,361,408            876,243                ----                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
   $  2,315,115         $  1,836,345       $  1,361,408        $    432,410        $       ----       $       ----
===================  ================== ==================  ==================  ================== =================

                                     F-I 30

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Vanguard

                                                                   -------------------------------------------------

                                                                                       Mid-Cap

                                                                   -------------------------------------------------
                                                                        2001           2000              1999
                                                                   --------------- --------------   ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $      ----     $      ----      $      ----
   Mortality and expense risk charge                                        1,242            ----             ----
                                                                   --------------- --------------   ----------------
Net investment income(loss)                                                (1,242)           ----             ----
                                                                   --------------- --------------   ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----            ----             ----
   Net realized gain(loss) on sale of fund shares                         (14,291)           ----             ----
                                                                   --------------- --------------   ----------------
Net realized gain(loss)                                                   (14,291)           ----             ----
                                                                   --------------- --------------   ----------------

Change in unrealized appreciation(depreciation)                            15,199            ----             ----
                                                                   --------------- --------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                    $      (334)    $      ----      $      ----
                                                                   =============== ==============   ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    (1,242)    $      ----      $      ----
  Net realized gain(loss)                                                 (14,291)           ----             ----
  Net change in unrealized appreciation(depreciation)                      15,199            ----             ----
                                                                   --------------- --------------   ----------------
Net increase(decrease) in net assets resulting
  from operations                                                            (334)           ----             ----
                                                                   --------------- --------------   ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      42,821            ----             ----
  Subaccounts transfers (including fixed account), net                    373,773            ----             ----
  Transfers for policyowner benefits and terminations                          46            ----             ----
  Policyowner maintenance charges                                          (8,051)           ----             ----
                                                                   --------------- --------------   ----------------
Net increase(decrease) from policyowner transactions                      408,589            ----             ----
                                                                   --------------- --------------   ----------------
Total increase(decrease) in net assets                                    408,255            ----             ----
Net assets at beginning of period                                            ----            ----             ----
                                                                   --------------- --------------   ----------------
Net assets at end of period                                           $   408,255     $      ----      $      ----
                                                                   =============== ==============   ================


The accompanying notes are an integral part of these financial statements.

                                     F-I 31

                                    Vanguard

--------------------------------------------------------------------------------------------------------------------

                      Equity Income                                                 Growth

----------------------------------------------------------  --------------------------------------------------------
       2001                 2000               1999               2001               2000               1999
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
   $       ----          $    113,049       $     89,324       $         ----    $       41,892      $       53,215
         34,413                27,729             25,269               71,516           105,670              67,410
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
        (34,413)               85,320             64,055              (71,516)          (63,778)            (14,195)
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


           ----               270,928             25,767                 ----         2,955,706             510,527
         16,797                23,755            101,234           (1,527,540)          300,967             252,463
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
         16,797               294,683            127,001           (1,527,540)        3,256,673             762,990
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


       (204,615)               22,087           (343,627)          (2,582,255)       (6,479,268)          1,270,526
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


   $   (222,231)         $    402,090       $   (152,571)      $   (4,181,311)   $   (3,286,373)     $    2,019,321
===================   =================  =================  ==================  ================  ==================




   $    (34,413)         $     85,320       $     64,055       $      (71,516)   $      (63,778)     $      (14,195)
         16,797               294,683            127,001           (1,527,540)        3,256,673             762,990
       (204,615)               22,087           (343,627)          (2,582,255)       (6,479,268)          1,270,526
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------

       (222,231)              402,090           (152,571)          (4,181,311)       (3,286,373)          2,019,321
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


        683,821               612,076            685,182            1,709,426         1,799,882           1,564,718
        216,429                38,832            279,025             (590,466)        1,923,987           2,840,841
       (145,205)              (39,405)          (128,882)            (236,899)         (265,836)           (186,283)
       (226,051)             (147,599)          (141,774)            (437,742)         (425,924)           (305,580)
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
        528,994               463,904            693,551              444,319         3,032,109           3,913,696
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------

        306,763               865,994            540,980           (3,736,992)         (254,264)          5,933,017
      4,432,383             3,566,389          3,025,409           12,457,226        12,711,490           6,778,473
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
   $  4,739,146          $  4,432,383       $  3,566,389       $    8,720,234    $   12,457,226      $   12,711,490
===================   =================  =================  ==================  ================  ==================

                                     F-I 32

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Vanguard

                                                                   -------------------------------------------------

                                                                                       Balanced

                                                                   -------------------------------------------------
                                                                        2001              2000            1999
                                                                   ----------------  --------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $       ----    $     129,270   $     139,619
   Mortality and expense risk charge                                        28,391           22,958          28,606
                                                                   ----------------  --------------- ---------------
Net investment income(loss)                                                (28,391)         106,312         111,013
                                                                   ----------------  --------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----          172,361         176,705
   Net realized gain(loss) on sale of fund shares                            1,071          (90,397)         67,552
                                                                   ----------------  --------------- ---------------
Net realized gain(loss)                                                      1,071           81,964         244,257
                                                                   ----------------  --------------- ---------------

Change in unrealized appreciation(depreciation)                            161,798           37,791        (206,574)
                                                                   ----------------  --------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                    $    134,478    $     226,067   $     148,696
                                                                   ================  =============== ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    (28,391)   $     106,312   $     111,013
  Net realized gain(loss)                                                    1,071           81,964         244,257
  Net change in unrealized appreciation(depreciation)                      161,798           37,791        (206,574)
                                                                   ----------------  --------------- ---------------
Net increase(decrease) in net assets resulting
  from operations                                                          134,478          226,067         148,696
                                                                   ----------------  --------------- ---------------
Net increase(decrease) from policyowner transactions
  Payments received from policyowners                                      389,562          432,518         479,101
  Subaccounts transfers (including fixed account), net                     654,558       (1,032,703)       (139,732)
  Transfers for policyowner benefits and terminations                      (64,425)         (69,493)        (50,142)
  Policyowner maintenance charges                                         (153,673)        (103,045)       (108,165)
                                                                   ----------------  --------------- ---------------
Net increase(decrease) from policyowner transactions                       826,022         (772,723)        181,062
                                                                   ----------------  --------------- ---------------
Total increase(decrease) in net assets                                     960,500         (546,656)        329,758
Net assets at beginning of period                                        3,388,828        3,935,484       3,605,726
                                                                   ----------------  --------------- ---------------
Net assets at end of period                                           $  4,349,328    $   3,388,828   $   3,935,484
                                                                   ================  =============== ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 33

                                    Vanguard

--------------------------------------------------------------------------------------------------------------------

                     High Yield Bond                                             International
-----------------------------------------------------------  -------------------------------------------------------
         2001                2000               1999               2001                2000              1999
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
      $     16,317        $     63,634        $     61,240      $        ----       $     77,630       $     55,048
             5,663               5,055               5,343             40,498             42,518             29,215
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
            10,654              58,579              55,897            (40,498)            35,112             25,833
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


              ----                ----                ----               ----            443,137            120,581
           (47,867)            (35,136)            (29,657)          (539,447)           248,233             97,527
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
           (47,867)            (35,136)            (29,657)          (539,447)           691,370            218,108
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


            52,774             (43,704)            (10,480)          (612,375)        (1,175,075)           725,651
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


      $     15,561        $    (20,261)       $     15,760     $   (1,192,320)      $   (448,593)      $    969,592
=====================  =================   ================  =================   =================  ================




      $     10,654        $     58,579        $     55,897      $     (40,498)      $     35,112       $     25,833
           (47,867)            (35,136)            (29,657)          (539,447)           691,370            218,108
            52,774             (43,704)            (10,480)          (612,375)        (1,175,075)           725,651
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------

            15,561             (20,261)             15,760         (1,192,320)          (448,593)           969,592
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


           125,915             108,477             233,396            827,100            887,473            804,376
            42,919            (118,392)            (69,014)           408,512            491,061            (17,508)
           (12,365)             (2,906)            (10,322)          (228,893)          (122,674)           (68,054)
           (36,885)            (28,508)            (26,043)          (243,651)          (207,015)          (152,749)
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
           119,584             (41,329)            128,017            763,068          1,048,845            566,065
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------

           135,145             (61,590)            143,777           (429,252)           600,252          1,535,657
           629,806             691,396             547,619          5,651,825          5,051,573          3,515,916
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
      $    764,951        $    629,806        $    691,396      $   5,222,573       $  5,651,825       $  5,051,573
=====================  =================   ================  =================   =================  ================

                                     F-I 34

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                      Vanguard

                                                                  --------------------------------------------------

                                                                                     Diversified

                                                                  --------------------------------------------------
                                                                       2001             2000              1999
                                                                  ----------------  --------------   ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       ----    $       ----    $         ----
   Mortality and expense risk charge                                          544            ----              ----
                                                                  ----------------  --------------   ---------------
Net investment income(loss)                                                  (544)           ----              ----
                                                                  ----------------  --------------   ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----            ----              ----
   Net realized gain(loss) on sale of fund shares                          (6,230)           ----              ----
                                                                  ----------------  --------------   ---------------
Net realized gain(loss)                                                    (6,230)           ----              ----
                                                                  ----------------  --------------   ---------------

Change in unrealized appreciation(depreciation)                            (6,459)           ----              ----
                                                                  ----------------  --------------   ---------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (13,233)   $       ----     $        ----
                                                                  ================  ==============   ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (544)   $       ----     $        ----
  Net realized gain(loss)                                                  (6,230)           ----              ----
  Net change in unrealized appreciation(depreciation)                      (6,459)           ----              ----
                                                                  ----------------  --------------   ---------------
Net increase(decrease) in net assets resulting
  from operations                                                         (13,233)           ----              ----
                                                                  ----------------  --------------   ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      21,958            ----              ----
  Subaccounts transfers (including fixed account), net                    155,361            ----              ----
  Transfers for policyowner benefits and terminations                          (1)           ----              ----
  Policyowner maintenance charges                                          (6,677)           ----              ----
                                                                  ----------------  --------------   ---------------
Net increase(decrease) from policyowner transactions                      170,641            ----              ----
                                                                  ----------------  --------------   ---------------
Total increase(decrease) in net assets                                    157,408             ----             ----
Net assets at beginning of period                                            ----             ----             ----
                                                                  ----------------  --------------   ---------------
Net assets at end of period                                          $    157,408    $       ----     $        ----
                                                                  ================  ==============   ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 35

                                    Vanguard

--------------------------------------------------------------------------------

                              Small Company Growth

--------------------------------------------------------------------------------
          2001                         2000                        1999
--------------------------   -------------------------    ----------------------

   $            ----            $           34,150           $           10,793
              33,718                        30,515                       13,679
--------------------------   -------------------------    ----------------------
             (33,718)                        3,635                       (2,886)
--------------------------   -------------------------    ----------------------


                ----                     1,194,154                         ----
             (54,684)                      486,722                       73,201
--------------------------   -------------------------    ----------------------
             (54,684)                    1,680,876                       73,201
--------------------------   -------------------------    ----------------------


             338,600                    (1,251,298)                   1,038,106
--------------------------   -------------------------    ----------------------


   $         250,198            $          433,213           $        1,108,421
==========================   =========================    ======================




   $         (33,718)           $            3,635           $           (2,886)
             (54,684)                    1,680,876                       73,201
             338,600                    (1,251,298)                   1,038,106
--------------------------   -------------------------    ----------------------

             250,198                       433,213                    1,108,421
--------------------------   -------------------------    ----------------------


             615,962                       572,388                      511,191
             (16,437)                      766,188                       47,776
             (60,801)                      (24,986)                      (7,681)
            (191,007)                     (129,562)                     (67,263)
--------------------------   -------------------------    ----------------------
             347,717                     1,184,028                      484,023
--------------------------   -------------------------    ----------------------

             597,915                     1,617,241                    1,592,444
           4,655,259                     3,038,018                    1,445,574
--------------------------   -------------------------    ----------------------
   $       5,253,174            $        4,655,259           $        3,038,018
==========================   =========================    ======================


                                     F-I 36

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
               FOR THE PERIODS ENDED DECEMBER 31, 2001, 2000, 1999

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001 there are forty-seven subaccounts available within the Account:


    Calvert Asset Management                                  Deutsche Asset Management, Inc.
      Company, Inc. (Advisor) (See Note 4)                      Deutsche
      Calvert (Fund)                                              *EAFE Equity
        *Balanced (Subaccount)                                        (Commenced November 29, 1999)
            (Commenced September 13, 2000)                        *Equity 500
        *International Equity                                         (Commenced November 29, 1999)
            (Commenced June 7, 2000)                              *Small Cap
        *Mid Cap                                                      (Commenced January 31, 2000)
            (Commenced July 24, 2000)
        *Small Cap                                            Fidelity Management and Research Company
            (Commenced September 13, 2000)                      Fidelity
                                                                  *Contrafund SC
    Ameritas Investment Corp. (See Note 4)                            (Commenced September 25, 2000)
      Ameritas                                                    *High Income SC
        *Growth                                                       (Commenced December 7, 2000)
            (Commenced August 7, 2000)                            *Inv. Grade Bond IC
        *MidCap                                                       (Commenced December 18, 2000)
            (Commenced July 5, 2000)                              *Mid Cap SC
        *Small Cap                                                    (Commenced September 5, 2000)
            (Commenced August 28, 2000)
                                                              INVESCO Funds Group, Inc.
    Berger LLC                                                  Invesco
      Berger                                                      *Financial
        *Growth                                                       (Commenced May 10, 2001)
            (Commenced June 6, 1997)                              *Health
        *Small Company Growth                                         (Commenced May 10, 2001)
            (Commenced May 5, 1997)

                                     F-I 37

1.  ORGANIZATION, continued

   INVESCO Funds Group, Inc.                                    Strong Capital Management, Inc.
   Invesco, continued                                           Strong Opportunity
       *Technology                                                  *Opportunity
           (Commenced May 2, 2001)                                      (Commenced May 3, 2001)
       *Telecomm

           (Commenced June 13, 2001)                            EQSF Advisers, Inc.
                                                                  Third Avenue
   Neuberger Berman Management Inc.                                 *Value

     Neuberger Berman                                                   (Commenced May 3, 2001)
       *Balanced
           (Commenced January 31, 1996)                         The Vanguard Group
       *Growth                                                    Vanguard
             (Commenced January 22, 1996)                           *Money Market
       *Guardian                                                        (Commenced January 9, 1996)
           (Commenced January 31, 2000)                             *Equity Index
       *Limited Maturity Bond                                           (Commenced January 31, 1996)
           (Commenced February 6, 1996)                             *High-Grade Bond
       *Liquid Assets                                                    (Commenced February 12, 1996)
           (Commenced November 15, 1999)                            *REIT Index
       *Mid-Cap                                                          (Commenced May 1, 2001)
           (Commenced January 31, 2000)                             *Mid-Cap
       *Partners                                                        (Commenced May 17, 2001)
            (Commenced January 31, 1996)
                                                                Newell Associates
   PADCO Advisors II, Inc.                                        Vanguard
     Rydex                                                          *Equity Income
       *Nova                                                            (Commenced February 6, 1996)
           (Commenced July 6, 1999)
       *OTC                                                     Lincoln Capital Management Company
           (Commenced July 6, 1999)                               Vanguard
       *Precious Metals                                             *Growth
           (Commenced August 10, 1999)                                 (Commenced January 22, 1996)
       *Ursa
           (Commenced July 27, 1999)                            Wellington Management Company, LLP
       *US Government Bond                                        Vanguard
           (Commenced October 6, 1999)                              *Balanced
                                                                       (Commenced February 12, 1996)
   Strong Capital Management, Inc.                                  *High Yield Bond
     Strong Variable                                                   (Commenced March 10, 1997)
       *Growth
           (Commenced May 18, 2001)

                                     F-I 38


   Schroder Investment Management                             Granahan Investment Management, Inc.,
   North America, Inc.                                        Grantham, Mayo, Van Otterloo & Co. LLC
     Vanguard, continued                                        Vanguard
       *International                                             *Small Company Growth

           (Commenced January 22, 1996)                               (Commenced January 29, 1997)

   Barrow, Hanley, Mewhinney & Strauss, Inc.
     Vanguard
       *Diversified
           (Commenced May 21, 2001)


2. ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    ALIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

                                     F-I 39

4.  RELATED PARTIES

    During October 1999, Ameritas Variable Life Insurance Company, an indirect majority owned subsidiary of ALIC, established a variable insurance trust
    (VIT) which contains the Ameritas subaccounts. The Ameritas subaccounts are managed by Ameritas Investment Corp., another indirect majority owned subsidiary of ALIC. During the periods ended December 31, 2001 and 2000, these subaccounts incurred advisory fees of approximately $483 and $328, payable to Ameritas Investment Corp. Other affiliates of ALIC also provided sub-advisory and administrative services to these subaccounts during 2001 and 2000 of approximately $66 and $38.

    Calvert Asset Management Company, Inc., an affiliate of ALIC, serves as an investment advisor to the Calvert subaccounts.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:


                                                                                       Purchases           Sales
                                                                                   -----------------   -----------------
    Calvert:
       Balanced                                                                   $     48,661        $    164,030
       International Equity                                                              8,033               4,021
       Mid Cap                                                                         749,469             158,469
       Small Cap                                                                       478,362             262,213

    Ameritas:
       Growth                                                                          104,740               2,727
       MidCap                                                                           37,489              50,789
       Small Cap                                                                         7,181               2,163

    Berger:
       Growth                                                                          459,172             532,460
       Small Company Growth                                                          2,416,510           2,593,050

    Deutsche:
       EAFE Equity                                                                     794,249              98,421
       Equity 500                                                                    2,415,816              72,464
       Small Cap                                                                       477,264              70,423

    Fidelity:
       Contrafund SC                                                                    20,887                 878
       High Income SC                                                                  172,401             190,936
       Inv. Grade Bond IC                                                              246,108             143,150
       Mid Cap SC                                                                      405,114              83,151

                                     F-I 40


                                                                                  Purchases             Sales
                                                                               -----------------   -----------------
     Invesco:
       Financial                                                                  $     72,276       $       1,432
       Health                                                                          711,288             575,882
       Technology                                                                    3,495,409           3,119,478
       Telecomm                                                                        337,066               2,000

     Neuberger Berman:
       Balanced                                                                        989,182             341,044
       Growth                                                                        1,592,600             562,705
       Guardian                                                                        116,985             100,556
       Limited Maturity Bond                                                           392,676             344,525
       Liquid Assets                                                                 3,549,044           3,685,831
       Mid-Cap                                                                          60,260              60,881
       Partners                                                                        942,909           1,206,466

     Rydex:
       Nova                                                                            853,870           1,042,058
       OTC                                                                           2,558,838           2,539,743
       Precious Metals                                                                  74,489           1,786,981
       Ursa                                                                          4,479,457           1,867,236
       US Government Bond                                                              345,563             483,467

     Strong Variable:
       Growth                                                                          144,658              71,625

     Strong Opportunity:
       Opportunity                                                                     725,019              49,903

     Third Avenue:
       Value                                                                           874,347             142,608

     Vanguard:
       Money Market                                                                 20,716,534          18,300,078
       Equity Index                                                                  3,943,721           1,906,824
       High-Grade Bond                                                               1,398,126           1,033,331
       REIT Index                                                                    1,140,504             726,297
       Mid-Cap                                                                         681,278             273,931
       Equity Income                                                                 1,786,567           1,291,987
       Growth                                                                        2,554,126           2,181,322
       Balanced                                                                      1,325,701             528,070
       High Yield Bond                                                               1,137,599           1,007,361
       International                                                                 3,918,455           3,195,885
       Diversified                                                                     235,958              65,861
       Small Company Growth                                                          1,595,237           1,281,238

                                     F-I 41

6. UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):


                                                                                     Expenses
                                                                           Inv.      as a % of
                                Unit                          Net Assets   Income     Average            Total
                             Value ($)           Units          ($)        Ratio     Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Calvert:
Balanced

2001                         1.76    1.94           310            600      .03     0.60    0.75    (7.65)   (7.49)

International Equity

2001                        14.49   15.76           431          6,738      .10     0.60    0.75   (25.31)  (25.19)

Mid Cap

2001                        27.18   29.10        19,479        565,442     ----     0.60    0.75   (12.82)   (4.26)

Small Cap

2001                        14.80   15.49        15,326        237,361     ----     0.60    0.75    10.04    10.26

Ameritas:
Growth

2001                        47.76   47.98         3,062        146,660      .07     0.60    0.75   (12.81)  (12.65)

MidCap

2001                        32.50   32.50         1,585         51,507     ----     0.60    0.60    (7.93)   (7.93)

Small Cap

2001                        29.32   29.32           199          5,828     ----     0.60    0.60   (27.71)  (27.65)

Berger:
Growth

2001                        11.03   11.03        40,052        441,695     ----     0.75    0.75   (33.02)  (33.02)

Small Company Growth

2001                        14.13   14.32       120,431      1,701,266     ----     0.60    0.75   (33.97)  (27.29)

Deutsche:
EAFE Equity

2001                         8.35    8.83        72,286        637,469     ----     0.60    0.75   (25.25)  (25.15)

Equity 500
2001                        12.02   12.02       220,594      2,650,481      .95     0.60    0.60   (12.72)  (12.72)


                                     F-I 42


                                                                                     Expenses
                                                                           Inv.     as a % of
                                Unit                         Net Assets    Income    Average            Total
                             Value ($)           Units          ($)        Ratio    Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Deutsche, continued:
Small Cap

2001                        11.23   11.28        40,945        459,784      .72     0.60    0.75     1.31     1.44

Fidelity:
Contrafund SC

2001                        20.57   20.57           973         20,019      .03     0.60    0.60   (12.90)  (12.90)

High Income SC

2001                         6.35    6.35           231          1,466    14.18     0.60    0.60   (22.08)  (22.08)

Inv. Grade Bond IC
2001                        13.57   13.57         9,657        131,032     3.53     0.60    0.60     7.80     7.80

Mid Cap SC

2001                        19.43   19.45        17,184        334,100     ----     0.60    0.75    (4.08)   (3.95)

Invesco:
Financial

2001                        12.41   12.42         5,446         67,600      .39     0.60    0.75    (4.23)   (4.23)

Health

2001                        18.17   18.20         7,153        129,993      .30     0.60    0.75     3.32     3.32

Technology

2001                        15.28   15.37        20,378        311,350     ----     0.60    0.75   (27.45)  (27.45)

Telecomm

2001                         5.55    5.57        59,288        328,842     ----     0.60    0.75   (33.01)  (33.01)

Neuberger Berman:
Balanced

2001                        14.78   26.52        51,568      1,149,419     1.68     0.60    0.75   (14.01)  (13.88)

Growth

2001                        37.22   37.22        43,672      1,625,333     ----     0.75    0.75   (30.88)  (30.88)

Guardian

2001                        15.56   15.56         9,306        144,840      .48     0.60    0.60    (2.11)   (2.11)

Limited Maturity Bond

2001                        13.43   19.29        12,003        203,702     5.33     0.60    0.75     3.02     7.96

                                     F-I 43


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Neuberger Berman, continued:
Liquid Assets

2001                         1.07    1.07        85,267         91,456     4.27     0.60    0.60     1.22     1.22

Mid-Cap

2001                        16.70   16.70         4,869         81,327     ----     0.60    0.60   (25.10)  (25.10)

Partners

2001                        23.57   23.57       131,000      3,087,996      .42     0.75    0.75    (3.55)   (3.55)

Rydex:
Nova

2001                        11.17   11.70        25,769        300,601    15.01     0.60    0.75   (24.15)  (24.05)

OTC

2001                        15.19   15.50       104,127      1,611,474     ----     0.60    0.75   (35.67)  (35.58)

Precious Metals

2001                         4.79    4.82         4,119         19,803     ----     0.60    0.75    12.01    12.30

Ursa

2001                         6.29    7.02       346,657      2,431,849     3.48     0.60    0.75    14.14    14.14

US Government Bond

2001                        11.57   12.01         8,329        100,034     3.12     0.60    0.75    (1.98)    1.35

Strong Variable:
Growth

2001                        16.30   16.38         3,714         60,537     ----     0.60    0.75   (23.46)  (23.46)

Strong Opportunity:
Opportunity

2001                        19.45   22.94        28,482        653,356     1.13     0.60    0.75    (5.02)   (5.02)

Third Avenue:
Value                       17.21   17.23        43,190        743,232      .04     0.60    0.75    (0.88)    4.59
2001

                                     F-I 44


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                       Net Assets     Income      Average            Total
                             Value ($)          Units          ($)        Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Vanguard:
Money Market

2001                         1.02    1.31    10,822,238     14,020,863     4.20     0.60    0.75     1.92     4.09

Equity Index

2001                        29.80   31.71       534,910     16,958,349     ----     0.60    0.75   (12.54)   (8.60)

High-Grade Bond

2001                        11.29   15.02       154,163      2,315,115     1.39     0.60    0.75     0.52     7.45

REIT Index

2001                        12.97   12.99        33,346        432,410     ----     0.60    0.75     2.64     9.51

Mid-Cap

2001                        13.17   13.18        31,001        408,255     ----     0.60    0.75    (6.51)   (4.37)

Equity Income

2001                        19.72   24.07       196,968      4,739,146     ----     0.60    0.75    (5.80)   (4.23)

Growth

2001                        14.32   21.19       412,246      8,720,234     ----     0.60    0.75   (32.36)  (14.26)

Balanced

2001                        25.52   25.52       170,413      4,349,328     ----     0.75    0.75     3.64     3.64

High Yield Bond

2001                         8.59   11.90        64,306        764,951     1.95     0.60    0.75     0.36     2.50

International

2001                        12.36   14.79       353,192      5,222,573     ----     0.60    0.75   (19.21)    3.35

Diversified

2001                        10.61   10.65        14,830        157,408     ----     0.60    0.75   (12.09)    4.31

Small Company Growth

2001                        16.38   22.58       233,852      5,253,174     ----     0.60    0.75     4.80     5.45

                                     F-I 45

7.  CHANGES IN UNITS OUTSTANDING
          The changes in units outstanding were as follows:


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Calvert:
     Balanced

     Units issued                                   26,241                     57,131                      ----
     Units redeemed                                (82,998)                       (64)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (56,757)                    57,067                      ----
                                           ====================       ===================       ====================

     International Equity

     Units issued                                      714                      3,875                      ----
     Units redeemed                                   (553)                    (3,605)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            161                        270                      ----
                                           ====================       ===================       ====================

     Mid Cap

     Units issued                                   25,080                      9,064                      ----
     Units redeemed                                 (7,916)                    (6,749)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         17,164                      2,315                      ----
                                           ====================       ===================       ====================

     Small Cap

     Units issued                                   32,868                      2,604                      ----
     Units redeemed                                (19,113)                    (1,033)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         13,755                      1,571                      ----
                                           ====================       ===================       ====================

     Ameritas:
     Growth

     Units issued                                    2,347                        931                      ----
     Units redeemed                                   (206)                       (10)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          2,141                        921                      ----
                                           ====================       ===================       ====================

     MidCap

     Units issued                                    1,018                      2,164                      ----
     Units redeemed                                 (1,574)                       (23)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (556)                     2,141                      ----
                                           ====================       ===================       ====================

     Small Cap

     Units issued                                      221                        317                      ----
     Units redeemed                                    (74)                      (265)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            147                         52                      ----
                                           ====================       ===================       ====================

     Berger:
     Growth

     Units issued                                   66,461                    102,720                    39,649
     Units redeemed                                (71,573)                   (76,711)                  (33,280)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         (5,112)                    26,009                     6,369
                                           ====================       ===================       ====================

                                     F-I 46


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Berger, continued:
     Small Company Growth

     Units issued                                  226,646                    339,492                    97,067
     Units redeemed                               (240,529)                  (261,632)                  (73,763)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (13,883)                    77,860                    23,304
                                           ====================       ===================       ====================

     Deutsche:
     EAFE Equity

     Units issued                                   82,970                      7,516                        16
     Units redeemed                                (17,825)                      (390)                       (1)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         65,145                      7,126                        15
                                           ====================       ===================       ====================

     Equity 500
     Units issued                                  196,264                     50,659                       847
     Units redeemed                                (17,832)                    (9,340)                       (4)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        178,432                     41,319                       843
                                           ====================       ===================       ====================

     Small Cap

     Units issued                                   43,793                      7,130                      ----
     Units redeemed                                 (9,239)                      (739)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         34,554                      6,391                      ----
                                           ====================       ===================       ====================

     Fidelity:
     Contrafund SC

     Units issued                                    1,115                         32                      ----
     Units redeemed                                   (172)                        (2)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            943                         30                      ----
                                           ====================       ===================       ====================

     High Income SC

     Units issued                                   24,722                      2,765                      ----
     Units redeemed                                (27,249)                        (7)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         (2,527)                     2,758                      ----
                                           ====================       ===================       ====================

     Inv. Grade Bond IC
     Units issued                                   20,461                      1,969                      ----
     Units redeemed                                (12,773)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          7,688                      1,969                      ----
                                           ====================       ===================       ====================

     Mid Cap SC

     Units issued                                   22,208                        109                      ----
     Units redeemed                                 (5,130)                        (3)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         17,078                        106                      ----
                                           ====================       ===================       ====================

                                     F-I 47


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Invesco:
     Financial

     Units issued                                   12,901                       ----                      ----
     Units redeemed                                 (7,455)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          5,446                       ----                      ----
                                           ====================       ===================       ====================

     Health

     Units issued                                   43,741                       ----                      ----
     Units redeemed                                (36,588)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          7,153                       ----                      ----
                                           ====================       ===================       ====================

     Technology

     Units issued                                  254,833                       ----                      ----
     Units redeemed                               (234,455)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         20,378                       ----                      ----
                                           ====================       ===================       ====================

     Telecomm

     Units issued                                   59,779                       ----                      ----
     Units redeemed                                   (491)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         59,288                       ----                      ----
                                           ====================       ===================       ====================

     Neuberger Berman:
     Balanced

     Units issued                                   47,926                     32,815                    10,483
     Units redeemed                                (33,021)                   (11,261)                   (5,119)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         14,905                     21,554                     5,364
                                           ====================       ===================       ====================

     Growth

     Units issued                                   24,741                     65,683                    14,414
     Units redeemed                                (24,352)                   (46,944)                  (13,079)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            389                     18,739                     1,335
                                           ====================       ===================       ====================

     Guardian

     Units issued                                    7,837                     11,265                      ----
     Units redeemed                                 (8,001)                    (1,795)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (164)                     9,470                      ----
                                           ====================       ===================       ====================

     Limited Maturity Bond

     Units issued                                   28,896                     31,611                    18,051
     Units redeemed                                (25,379)                   (28,507)                  (15,961)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          3,517                      3,104                     2,090
                                           ====================       ===================       ====================

     Liquid Assets

     Units issued                                3,638,389                  1,762,670                    24,010
     Units redeemed                             (3,771,540)                (1,544,252)                  (24,010)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                       (133,151)                   218,418                      ----
                                           ====================       ===================       ====================

                                     F-I 48


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Neuberger Berman, continued:
     Mid-Cap

     Units issued                                    2,923                      7,508                      ----
     Units redeemed                                 (3,119)                    (2,443)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (196)                     5,065                      ----
                                           ====================       ===================       ====================

     Partners

     Units issued                                   71,986                     81,395                    70,020
     Units redeemed                                (88,201)                   (74,268)                  (60,483)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (16,215)                     7,127                     9,537
                                           ====================       ===================       ====================

     Rydex:
     Nova

     Units issued                                   70,362                    147,681                    69,330
     Units redeemed                                (98,492)                  (151,140)                  (11,972)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (28,130)                    (3,459)                   57,358
                                           ====================       ===================       ====================

     OTC

     Units issued                                  212,619                    260,321                    67,102
     Units redeemed                               (213,728)                  (207,598)                  (14,589)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         (1,109)                    52,723                    52,513
                                           ====================       ===================       ====================

     Precious Metals

     Units issued                                   18,515                    844,054                     5,064
     Units redeemed                               (358,702)                  (499,748)                   (5,064)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                       (340,187)                   344,306                      ----
                                           ====================       ===================       ====================

     Ursa

     Units issued                                  657,853                    121,562                   510,022
     Units redeemed                               (316,422)                  (127,157)                 (499,201)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        341,431                     (5,595)                   10,821
                                           ====================       ===================       ====================

     US Government Bond

     Units issued                                   33,220                     37,653                    68,536
     Units redeemed                                (45,319)                   (17,225)                  (68,536)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (12,099)                    20,428                      ----
                                           ====================       ===================       ====================

     Strong Variable:
     Growth

     Units issued                                    8,410                       ----                      ----
     Units redeemed                                 (4,696)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          3,714                       ----                      ----
                                           ====================       ===================       ====================

                                     F-I 49


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------

     Strong Opportunity:
     Opportunity

     Units issued                                   32,492                       ----                      ----
     Units redeemed                                 (4,010)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         28,482                       ----                      ----
                                           ====================       ===================       ====================

     Third Avenue:
     Value

     Units issued                                   57,706                       ----                      ----
     Units redeemed                                (14,516)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         43,190                       ----                      ----
                                           ====================       ===================       ====================

     Vanguard:
     Money Market

     Units issued                               32,680,021                 30,437,171                19,807,957
     Units redeemed                            (31,028,238)               (30,377,642)              (19,228,058)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                      1,651,783                     59,529                   579,899
                                           ====================       ===================       ====================

     Equity Index

     Units issued                                  260,883                    288,384                   314,490
     Units redeemed                               (196,966)                  (211,826)                 (162,587)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         63,917                     76,558                   151,903
                                           ====================       ===================       ====================

     High-Grade Bond

     Units issued                                  148,112                    123,985                   230,138
     Units redeemed                               (125,319)                  (100,216)                 (190,737)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         22,793                     23,769                    39,401
                                           ====================       ===================       ====================

     REIT Index

     Units issued                                   94,902                       ----                      ----
     Units redeemed                                (61,556)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         33,346                       ----                      ----
                                           ====================       ===================       ====================

     Mid-Cap

     Units issued                                   55,376                       ----                      ----
     Units redeemed                                (24,375)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         31,001                       ----                      ----
                                           ====================       ===================       ====================

     Equity Income

     Units issued                                  124,807                    123,689                    98,814
     Units redeemed                               (104,150)                  (104,200)                  (70,764)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         20,657                     19,489                    28,050
                                           ====================       ===================       ====================

                                     F-I 50


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Vanguard, continued:
     Growth

     Units issued                                  251,286                    227,499                   238,320
     Units redeemed                               (236,727)                  (151,957)                 (124,929)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         14,559                     75,542                   113,391
                                           ====================       ===================       ====================

     Balanced

     Units issued                                   98,850                     48,046                    66,445
     Units redeemed                                (66,057)                   (85,516)                  (57,417)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         32,793                    (37,470)                    9,028
                                           ====================       ===================       ====================

     High Yield Bond

     Units issued                                  143,747                     71,365                   110,430
     Units redeemed                               (133,709)                   (75,019)                  (99,362)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         10,038                     (3,654)                   11,068
                                           ====================       ===================       ====================

     International

     Units issued                                  381,904                    260,710                   184,754
     Units redeemed                               (337,487)                  (207,462)                 (150,519)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         44,417                     53,248                    34,235
                                           ====================       ===================       ====================

     Diversified

     Units issued                                   24,266                       ----                      ----
     Units redeemed                                 (9,436)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         14,830                       ----                      ----
                                           ====================       ===================       ====================

     Small Company Growth

     Units issued                                  158,327                    191,611                   141,676
     Units redeemed                               (140,541)                  (137,623)                 (103,135)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         17,786                     53,988                    38,541
                                           ====================       ===================       ====================

8. ACCOUNTING PRONOUNCEMENT

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This has no impact on the underlying value of the net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-I 51

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. (a wholly owned subsidiary of Ameritas Holding Company) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-II 1

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)

                                                                                             December 31
                                                                                  -----------------------------------
                                                                                        2001             2000
                                                                                  -----------------------------------
                                      ASSETS
 Investments:
    Fixed maturity securities held to maturity (fair value
       $555,247 - 2001, $709,051 - 2000)                                            $     530,520    $     701,379
    Fixed maturity securities available for sale (amortized cost
       $739,011 - 2001, $504,991 - 2000)                                                  751,458          500,654
    Redeemable preferred stock - affiliate                                                 25,000           25,000
    Equity securities (cost $93,214 - 2001, $81,308 - 2000)                               111,990          151,428
    Mortgage loans on real estate                                                         303,024          302,901
    Loans on insurance policies                                                            94,034           88,012
    Real estate, less accumulated depreciation
       ($16,224 - 2001, $14,562 -2000)                                                     25,546           26,257
    Other investments                                                                      81,237           53,281
    Short-term investments                                                                      -              292
                                                                                 -----------------------------------
                             Total Investments                                          1,922,809        1,849,204
                                                                                 -----------------------------------

Cash and cash equivalents                                                                 116,096           68,978
Accrued investment income                                                                  26,022           26,303
Deferred policy acquisition costs                                                         222,533          222,870
Property and equipment, less accumulated depreciation
    ($38,108 - 2001, $33,539 - 2000)                                                       23,464           23,658
Reinsurance receivable - affiliate                                                          1,369           10,795
Current income taxes                                                                        2,081            3,402
Other assets                                                                               41,210           28,969
Separate accounts                                                                       2,417,355        2,684,880
                                                                                 -----------------------------------
                             Total Assets                                           $   4,772,939    $   4,919,059
                                                                                 ===================================


The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II 2

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)

                                                                                            December 31
                                                                                 -----------------------------------
                                                                                       2001              2000
                                                                                 ----------------- -----------------
                      LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves                                                        $     352,907     $     352,581
Policy and contract claims                                                                 38,494            35,473
Accumulated contract values                                                             1,127,873         1,023,606
Unearned policy charges                                                                     9,373            10,589
Unearned reinsurance ceded allowance                                                        1,614             1,720
Deferred income taxes                                                                      32,934            48,682
Note payable - affiliate                                                                    3,900             5,100
Dividends payable to policyowners                                                          10,367            10,438
Other liabilities                                                                          55,267            71,335
Separate accounts                                                                       2,417,355         2,684,880
                                                                                 ----------------- -----------------
                             Total Liabilities                                          4,050,084         4,244,404
                                                                                 ----------------- -----------------

COMMITMENTS AND CONTINGENCIES
Minority interest in subsidiary                                                            43,834            32,950
Common stock, par value $0.10 per share, 25,000,000 shares
    authorized, issued and outstanding                                                      2,500             2,500
Additional paid-in capital                                                                  5,000             5,000
Retained earnings                                                                         651,596           589,581
Accumulated other comprehensive income                                                     19,925            44,624
                                                                                 ----------------- -----------------
                             Total Stockholder's Equity                                   679,021           641,705

                                                                                 ----------------- -----------------
                                   Total Liabilities and
                                        Stockholder's Equity                        $   4,772,939     $   4,919,059
                                                                                 ================= =================



The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 3

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                  -------------


                                                                              Years Ended December 31

                                                                -----------------------------------------------------
                                                                     2001               2000              1999
                                                               -----------------  ----------------- -----------------
INCOME:
Insurance revenues:
  Premiums
    Life insurance                                               $    28,350        $     29,309      $     32,267
    Accident and health insurance                                    306,368             282,056           270,263
 Contract charges                                                     91,547              89,268            77,917
 Reinsurance, net                                                     36,706              (1,443)             (401)
 Reinsurance, ceded allowance                                          5,367               5,166             3,986
Investment revenues:
  Investment income, net                                             132,837             148,608           140,469
  Realized gains, net                                                 14,252              14,662            11,553
Broker/dealer revenues                                                28,794              25,110            17,996
Other                                                                 17,809              17,327            12,415
                                                               -----------------  ----------------- -----------------
                                                                     662,030             610,063           566,465
                                                               -----------------  ----------------- -----------------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits                                                      21,415              24,248            26,037
  Surrender benefits                                                   7,310               8,326             8,143
  Accident and health benefits                                       241,733             197,941           190,452
  Interest credited                                                   62,416              58,354            65,696
  Change in policy and contract reserves                                 263              (7,356)            3,699
  Other                                                               12,834              13,563            13,440
Dividends appropriated for policyowners                               10,480              10,436            10,609
Sales and operating expenses                                         178,826             149,155           140,654
Amortization of deferred policy acquisition costs                     29,019              35,201            18,554
                                                               -----------------  ----------------- -----------------
                                                                     564,296             489,868           477,284
                                                               -----------------  ----------------- -----------------
Income before income taxes and minority interest in
      earnings of subsidiary                                          97,734             120,195            89,181
Income taxes - current                                                35,207              38,283            32,130
Income taxes - deferred                                               (2,509)              1,349               923
                                                               -----------------  ----------------- -----------------
  Total income taxes                                                  32,698              39,632            33,053
                                                               -----------------  ----------------- -----------------

Income before minority interest in earnings of subsidiary             65,036              80,563            56,128
Minority interest in earnings of subsidiary                           (3,021)             (3,172)           (2,618)
                                                               -----------------  ----------------- -----------------

Net income                                                       $    62,015        $     77,391      $     53,510
                                                               =================  ================= =================


The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 4

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                             Years Ended December 31
                                                              -------------------------------------------------------
                                                                     2001               2000              1999
                                                                ----------------   ----------------  ----------------

 Net Income                                                       $     62,015       $     77,391      $     53,510
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities: Unrealized holding gains (losses) arising during period (net of deferred tax
     of ($6,099) - 2001, $326 - 2000, and $2,664 - 1999)               (11,673)               102             6,155
   Reclassification adjustment for gains included in
     net income (net of deferred tax of $5,268 - 2001,
     $5,418 - 2000, and $1,659 - 1999)                                  (9,785)           (10,064)           (3,082)
   Minority interest                                                      (220)              (259)              621
   Change in accounting principle - unrealized
     holding gain (net of deferred tax of $1,627)                       (3,021)                 -                 -
                                                                ----------------   ----------------  ----------------
   Other comprehensive income (loss)                                   (24,699)           (10,221)            3,694
                                                                ----------------   ----------------  ----------------

 Comprehensive income                                             $     37,316       $     67,170      $     57,204
                                                                ================   ================  ================

The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II 5

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                                                     Accumulated
                                               Common Stock            Additional                        Other            Total
                                         -------------------------      Paid-In        Retained      Comprehensive    Stockholder's
                                           Shares         Amount        Capital        Earnings          Income           Equity
                                         -----------   -----------   ------------    ------------    -------------   -------------
BALANCE, January 1, 1999, restated          25,000      $   2,500     $    5,000      $  458,680     $    51,151     $  517,331

Net unrealized investment gains, net             -              -              -               -           3,073          3,073
Minority interest in net unrealized
  investment activity, net                       -              -              -               -             621            621
Net income                                       -              -              -          53,510               -         53,510
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 1999                  25,000          2,500          5,000         512,190          54,845        574,535
                                         -----------   -----------   ------------    ------------    ------------   -------------
Net unrealized investment losses, net            -              -              -               -          (9,962)        (9,962)
Minority interest in net unrealized
  investment activity, net                       -              -              -               -            (259)          (259)
Net income                                       -              -              -          77,391               -         77,391
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 2000                  25,000          2,500          5,000         589,581          44,624        641,705
                                         -----------   -----------   ------------    ------------    ------------   -------------
Net unrealized investment losses, net            -              -              -               -         (24,479)       (24,479)
Minority interest in net unrealized
  investment activity, net                       -              -              -               -            (220)          (220)
Net income                                       -              -              -          62,015               -         62,015
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 2001                  25,000      $   2,500     $    5,000      $  651,596     $    19,925     $  679,021
                                         ===========   ===========   ============    ============    ============   =============

The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 6

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                     2001              2000              1999
                                                                ---------------- ----------------- -----------------
OPERATING ACTIVITIES:
Net Income                                                        $      62,015    $      77,391     $      53,510
Adjustments to reconcile net income to net cash
  from operating activities:
    Depreciation and amortization                                         5,315            6,120             5,899
    Amortization of deferred policy acquisition costs                    29,019           35,201            18,554
    Policy acquisition costs deferred                                   (33,377)         (42,262)          (45,600)
    Interest credited to contract values                                 62,416           58,354            65,696
    Amortization of discounts or premiums                                (1,753)            (772)           (3,615)
    Net realized gains on investment transactions                       (14,252)         (14,662)          (11,553)
    Deferred income taxes                                                (2,509)           1,349               923
    Minority interest in earnings of subsidiary                           3,021            3,172             2,618
    Change in assets and liabilities:
      Accrued investment income                                             281           (1,719)            1,057
      Reinsurance receivable - affiliate                                  9,426           25,126                 -
      Current income taxes                                                1,321          (11,071)              950
      Other assets                                                      (12,241)          (1,719)           (2,869)
      Policy and contract reserves                                          326           (7,516)            3,187
      Policy and contract claims                                          3,021            3,574               441
      Unearned policy charges                                            (1,216)            (754)             (817)
      Unearned reinsurance ceded allowance                                 (106)             (48)              288
      Dividends payable to policyowners                                     (71)             (79)              (96)
      Other liabilities                                                 (14,045)          19,923             1,950
                                                                ---------------- ----------------- -----------------
Net cash from operating activities                                       96,591          149,608            90,523
                                                                ---------------- ----------------- -----------------

INVESTING ACTIVITIES:
Purchase of investments:
   Fixed maturity securities held to maturity                            (4,979)         (32,416)          (57,469)
   Fixed maturity securities available for sale                        (209,528)        (125,055)          (92,268)
   Redeemable preferred stock                                                 -                -           (25,000)
   Equity securities                                                    (61,895)         (48,761)          (34,982)
   Mortgage loans on real estate                                        (57,425)         (52,467)          (80,702)
   Real estate                                                             (985)          (2,814)           (1,218)
   Short-term investments                                                     -             (386)             (390)
   Other investments                                                    (35,351)         (14,223)          (30,695)
Proceeds from sale of investments:
   Fixed maturity securities available for sale                          18,780            5,583             7,762
   Equity securities                                                     69,150           56,050            30,527
   Real estate                                                              722              151            13,831
   Other investments                                                      1,229              789             1,162


The accompanying notes to the consolidated financial statements are an integral part of these statements.




                                     F-II 7

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                      2001             2000              1999
                                                                ----------------- ---------------- -----------------
 INVESTING ACTIVITIES (continued):
 Proceeds from maturities or repayment of investments:
      Fixed maturity securities held to maturity                  $      74,820     $      62,933    $      61,486
      Fixed maturity securities available for sale                       55,549            42,254          127,068
      Mortgage loans on real estate                                      57,302            37,925           53,826
      Other investments                                                   5,999             6,842           18,487
      Short-term investments                                                292               400            1,445
 Purchase of property and equipment                                      (5,031)           (4,220)          (6,753)
 Proceeds from sale of property and equipment                                78               220               27
 Net change in loans on insurance policies                               (6,022)           (7,138)          (6,859)
                                                                ----------------- ---------------- -----------------
 Net cash from investing activities                                     (97,295)          (74,333)         (20,715)
                                                                ----------------- ---------------- -----------------

 FINANCING ACTIVITIES:

 Contribution by minority interest in subsidiary                          7,171                 -                -
 Note payable - affiliate                                                (1,200)            5,100                -
 Net change in accumulated contract values                               41,851           (64,927)         (96,953)
                                                                ----------------- ---------------- -----------------
 Net cash from financing activities                                      47,822           (59,827)         (96,953)
                                                                ----------------- ---------------- -----------------
 INCREASE (DECREASE) IN CASH
   AND CASH EQUIVALENTS                                                  47,118            15,448          (27,145)
 CASH AND CASH EQUIVALENTS AT
   BEGINNING OF PERIOD                                                   68,978            53,530           80,675
                                                                ----------------- ---------------- -----------------
 CASH AND CASH EQUIVALENTS AT
   END OF PERIOD                                                  $     116,096     $      68,978    $      53,530
                                                                ================= ================ =================


 Supplemental cash flow information:
      Cash paid for income taxes                                  $      34,130     $      49,168    $      30,992

 Non-cash activities:

     Assets transferred on block co-insurance                     $           -     $           -    $      57,648
     Accumulated contract values ceded in
       block co-insurance                                                     -                 -           59,561
     Release of deferred policy acquisition costs
       on block co-insurance                                                  -                 -            1,815
     Transfer of securities from held to maturity to
       available for sale upon adoption of SFAS No. 133                 102,008                 -                -

The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 8

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31,2001, 2000 AND 1999
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Ameritas Life Insurance Corp. (Ameritas) is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by Ameritas have membership interest in AAMHC, while contractual rights remain with Ameritas.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operate in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. of New York (FALIC) and Pathmark Assurance Company. Ameritas is also a 61% (prior to 2001, 66%) owner of AMAL Corporation
(AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and Ameritas Investment Corp., a broker/dealer. In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of Ameritas and its majority owned subsidiaries (the Company). These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, fixed maturity securities held to maturity, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, fixed maturity securities available for sale, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated



                                     F-II 9

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2001, 2000 and 1999, and the associated interest income were not material.

Loans on insurance policies are recorded at the unpaid principal balance.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships accounted for using the cost or equity method, depending upon percentage ownership, investments in real estate limited partnerships accounted for on the equity method and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method.

The Company records write-downs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2001 and 2000, the Company had investments classified as cash equivalents of $6,205 and $4,536, respectively, in various mutual funds to which an affiliate of the Company is the advisor. These investments are recorded at fair value based on net asset values.

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (principally investments) and liabilities of each account are segregated from other assets and liabilities of the Company. The separate accounts are an investment option for pension,


                                    F-II 10

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)


SEPARATE ACCOUNTS, (continued)
variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed to the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to significant risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

RECOGNITION OF BROKER/DEALER REVENUES
Revenues generated in the broker dealer subsidiary consist primarily of commissions from security transactions and underwriting fees. Securities transactions with and for customers are made on a fully disclosed basis with a clearing broker/dealer or investment company, which carries the accounts of such customers. Purchases and sales of securities and related commission revenues and expenses are recorded on a trade date basis. Underwriting income arises from security offerings in which the Company acts as an underwriter or agent. Underwriting fees are recorded at the time the underwriting is completed and the income is reasonably determinable.



                                    F-II 11

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are generally amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
------------------------------------------------------------------- ---------------- --------------- ---------------
Beginning balance                                                     $    222,870     $    218,267    $   183,565
Acquisition costs deferred                                                  33,377           42,262         45,600
Amortization of deferred policy acquisition costs                          (29,019)         (35,201)       (18,554)
Adjustment for unrealized investment (gain) loss                            (4,695)          (2,458)         7,656
------------------------------------------------------------------- ---------------- --------------- ---------------
Ending balance                                                        $    222,533     $    222,870    $   218,267
------------------------------------------------------------------- ---------------- --------------- ---------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability contracts are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS
A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.


                                    F-II 12

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)


INCOME TAXES
All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, file a consolidated life/non-life tax return. An agreement among the members of the consolidated group generally provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

ACCOUNTING PRONOUNCEMENTS
CLOSED BLOCK AND IMPLEMENTATION OF STATEMENT OF POSITION 00-3
In 2001, the Company adopted the American Institute of Certified Public Accountants Statement of Position 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts (SOP 00-3). As a result, closed block assets, liabilities, revenues and expenses are no longer presented as separate line items in the financial statements, but are displayed together with all other assets, liabilities, revenues and expenses of the Company based on the nature of the particular item. Prior period information has been restated as required by SOP 00-3 to conform with the current presentation. In addition, under the provisions of SOP 00-3, if actual cumulative closed block earnings are greater than expected cumulative earnings, these excess earnings are recorded as a policyholder dividend obligation (PDO) because the excess will be paid as dividends to closed block policyholders unless offset by future results which are less than expected. Retained earnings at January 1, 1999 have been restated to reflect the PDO for accumulated excess earnings of $385, net of taxes. The effect on net income for each year restated is not material.

DERIVATIVE INSTRUMENTS AND IMPLEMENTATION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 133
Effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133 Accounting for Derivative Instruments and Hedging Activities (SFAS No. 133), as amended. The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. Changes in fair values of those derivatives will be reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting.

As permitted by SFAS No. 133, on January 1, 2001 the Company transferred a portion of its fixed maturity securities (including closed bock securities) from the held to maturity portfolio to the available for sale portfolio as follows:

--------------------------------------------------------------------------------
Available for sale (at fair value)                                 $     96,363
Carrying amount (amortized cost)                                        102,008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Unrealized loss                                                    $     (5,645)
Adjustment to unamortized deferred policy acquisition costs                 997
Deferred income tax                                                       1,627
--------------------------------------------------------------------------------
Impact of transfer on other comprehensive income                   $     (3,021)
--------------------------------------------------------------------------------

The Company has determined there is no other material impact on its financial position or results of operations as a result of the adoption and application of SFAS No. 133.



                                    F-II 13

2.  CLOSED BLOCK

Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect at the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared in accordance with GAAP, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore, the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information for the Closed Block included in the consolidated financial statements as of December 31, 2001 and 2000 and for the years ended December 31, 2001, 2000 and 1999 is as follows:

                                                                                            December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                         2001               2000
--------------------------------------------------------------------------------------------------------------------
Liabilities:
     Policy and contract reserves                                                  $    255,153       $    255,605
     Policy and contract claims                                                           1,660              1,759
     Accumulated contract values                                                         58,174             58,347
     Dividends payable                                                                   10,367             10,438
     Other liabilties                                                                     3,321              2,007
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block liabilities                                                     328,675            328,156
--------------------------------------------------------------------------------------------------------------------
Assets:
     Fixed maturity securities held to maturity (fair value $104,743-2001;
       $139,970-2000)                                                                   100,245            138,401
     Fixed maturity securities available for sale (amortized cost $94,222-2001;
       $59,482-2000)                                                                     95,288             57,443
     Mortgage loans on real estate                                                       46,187             44,316
     Loans on insurance policies                                                         39,797             40,943
     Cash and cash equivalents                                                            8,056              1,941
     Accrued investment income                                                            5,522              5,714
     Deferred policy acquisition costs                                                    9,592             10,262
     Other assets                                                                         3,014              4,178
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block assets                                                          307,701            303,198
--------------------------------------------------------------------------------------------------------------------
Excess of reported Closed Block liabilities over Closed Block assets                     20,974             24,958
Accumulated other comprehensive income (loss) represented above                             693             (1,325)
--------------------------------------------------------------------------------------------------------------------
Maximum future earnings to be recognized from Closed Block assets and
  liabilities                                                                      $     21,667       $     23,633
====================================================================================================================


                                    F-II 14

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                        2001              2000               1999
--------------------------------------------------------------------------------------------------------------------
Revenues:
     Premiums                                                   $     15,752       $     16,302       $     16,827
     Investment income, net                                           19,459             20,285             20,844
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block revenues                                      35,211             36,587             37,671
--------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
     Policy benefits                                                  18,378             19,513             20,261
     Dividends appropriated for policyowners                          10,480             10,436             10,609
     Sales and operating expenses                                      2,524              2,729              2,835
     Amortization of deferred policy acquisition costs                   676                889              1,215
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block benefits and expenses                         32,058             33,567             34,920
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses, before income taxes                                 3,153              3,020              2,751
Income taxes                                                           1,187              1,058                917
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses and income taxes                               $     1,966       $      1,962       $      1,834
====================================================================================================================

3.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                          Years Ended December 31
                                                               --------------------------------------------
                                                                      2001           2000           1999
-------------------------------------------------------------- -------------- -------------- --------------
Fixed maturity securities held to maturity                       $    42,101    $    53,478   $    55,449
Fixed maturity securities available for sale                          48,306         34,398        36,327
Redeemable preferred stock - affiliate                                 2,000          1,555             -
Equity securities                                                        857          2,263         1,764
Mortgage loans on real estate                                         24,915         22,356        22,379
Real estate                                                            9,105          9,377         9,883
Loans on insurance policies                                            5,842          5,314         4,893
Other investments                                                      7,978         25,825        15,944
Short-term investments and cash and cash equivalents                   3,739          4,937         5,635
-------------------------------------------------------------- -------------- -------------- --------------
  Gross investment income                                            144,843        159,503       152,274
Investment expenses                                                   12,006         10,895        11,805
-------------------------------------------------------------- -------------- -------------- --------------
  Investment income, net                                         $   132,837    $   148,608   $   140,469
-------------------------------------------------------------- -------------- -------------- --------------


                                    F-II 15

Net pretax realized investment gains (losses) were as follows:

                                                                                   Years Ended December 31
                                                                         --------------------------------------------
                                                                             2001           2000           1999
------------------------------------------------------------------------ -------------- -------------- --------------
Net gains (losses) on disposals, including calls, of investments
      Fixed maturity securities held to maturity                           $         -    $      (533)  $       115
      Fixed maturity securities available for sale                              (5,730)        (2,696)       (2,101)
      Equity securities                                                         19,163         18,174         6,556
      Mortgage loans on real estate                                                  -            400           282
      Real estate                                                                  185              -         6,548
      Other                                                                        649           (590)           83
------------------------------------------------------------------------ -------------- -------------- --------------
                                                                                14,267         14,755        11,483
------------------------------------------------------------------------ -------------- -------------- --------------
Provisions for losses on investments
      Mortgage loans on real estate                                                  -            (52)          (50)
      Real estate                                                                   23            (25)          120
      Other investments                                                            (38)           (16)            -
------------------------------------------------------------------------ -------------- -------------- --------------
Net pretax realized investment gains                                       $    14,252    $    14,662   $    11,553
------------------------------------------------------------------------ -------------- -------------- --------------


The Company recorded other than temporary impairments on bonds of $6,932, $2,394 and $897 for the years ended December 31, 2001, 2000 and 1999, respectively.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                              Year Ended December 31, 2001
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $       18,780    $      1,198   $         180
Equity securities                                                            69,150          35,840          16,677
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       87,930    $     37,038   $      16,857
------------------------------------------------------------------- ----------------- -------------- ----------------

                                                                              Year Ended December 31, 2000
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $        5,583    $          -   $         703
Equity securities                                                            56,050          21,073           2,899
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       61,633    $     21,073   $       3,602
------------------------------------------------------------------- ----------------- -------------- ----------------

                                                                              Year Ended December 31, 1999
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $        7,762    $          6   $          80
Equity securities                                                            30,527           8,330           1,774
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       38,289    $      8,336   $       1,854
------------------------------------------------------------------- ----------------- -------------- ----------------


                                    F-II 16

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                               December 31, 2001
                                                            ---------------------------------------------------------
                                                              Amortized        Gross Unrealized            Fair
                                                                           --------------------------
                                                                Cost          Gains        Losses         Value
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Fixed maturity securities held to maturity
   U.S. Corporate                                            $     308,025  $    13,053   $    1,336   $    319,742
   Mortgage-backed                                                  80,447        4,037            -         84,484
   Asset-backed                                                      6,937          332            -          7,269
   U.S. Treasury securities and obligations of
      U.S. government agencies                                      46,127        4,633            -         50,760
   Foreign                                                          88,984        4,215          207         92,992
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total fixed maturity securities held to maturity             530,520       26,270        1,543        555,247
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Redeemable preferred stock - affiliate                              25,000            -            -         25,000
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total held to maturity securities                      $     555,520  $    26,270   $    1,543   $    580,247
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Fixed maturity securities available for sale
   U.S. Corporate                                            $     583,221  $    16,748   $    9,437   $    590,532
   Mortgage-backed                                                  69,731        1,568          142         71,157
   Asset-backed                                                     23,285          686          178         23,793
   U.S. Treasury securities and obligations of
      U.S. government agencies                                      18,850        2,803            9         21,644
   Foreign                                                          43,924        1,753        1,345         44,332
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total fixed maturity securities available
      for sale                                                     739,011       23,558       11,111        751,458
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Equity securities                                                   93,214       31,564       12,788        111,990
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total available for sale securities                    $     832,225  $    55,122   $   23,899   $    863,448
----------------------------------------------------------- -------------- ------------- ------------ ---------------
         Total                                               $   1,387,745  $    81,392   $   25,442   $  1,443,695
----------------------------------------------------------- -------------- ------------- ------------ ---------------

At December 31, 2001, the Company had fixed maturity securities with a carrying amount of $13,358 on deposit with various state insurance departments.

                                    F-II 17


                                                                              December 31, 2000
                                                         ------------------------------------------------------------
                                                            Amortized          Gross Unrealized            Fair
                                                                          ---------------------------
                                                              Cost           Gains         Losses         Value
-------------------------------------------------------- ---------------- ------------- ------------- ---------------
Fixed maturity securities held to maturity
   U.S. Corporate                                         $     445,915    $    10,257   $      8,100   $    448,072
   Mortgage-backed                                               96,599          2,681              8         99,272
   Asset-backed                                                   5,498             99            147          5,450
   U.S. Treasury securities and obligations of
      U.S. government agencies                                   51,106          3,801              -         54,907
   Foreign                                                      102,261          2,011          2,922        101,350
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total fixed maturity securities held to
      maturity                                                  701,379         18,849         11,177        709,051
-------------------------------------------------------- ---------------- ------------- -------------- --------------
Redeemable preferred stock - affiliate                           25,000              -              -         25,000
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total held to maturity securities                   $     726,379    $    18,849   $     11,177   $    734,051
-------------------------------------------------------- ---------------- ------------- -------------- --------------
Fixed maturity securities available for sale
   U.S. Corporate                                         $     379,314    $     6,220   $     14,106   $    371,428
   Mortgage-backed                                               70,231            627            303         70,555
   Asset-backed                                                  16,825            156            103         16,878
   U.S. Treasury securities and obligations of
      U.S. government agencies                                   19,452          2,821              -         22,273
   Foreign                                                       19,169            446             95         19,520
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total fixed maturity securities available
        for sale                                                504,991         10,270         14,607        500,654
-------------------------------------------------------- ---------------- ------------- -------------- --------------
   Equity securities                                             81,308         79,176          9,056        151,428
   Short-term investments                                           292              -              -            292
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total available for sale securities                 $     586,591    $    89,446   $     23,663   $    652,374
-------------------------------------------------------- ---------------- ------------- -------------- --------------
-------------------------------------------------------- ---------------- ------------- -------------- --------------
         Total                                            $   1,312,970    $   108,295   $     34,840   $  1,386,425
-------------------------------------------------------- ---------------- ------------- -------------- --------------

The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 2001 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Available for Sale               Held to Maturity
                                                     ----------------------------------------------------------------
                                                            Amortized         Fair         Amortized         Fair
                                                               Cost           Value          Cost            Value
---------------------------------------------------------------------------------------------------------------------
Due in one year or less                                  $    30,899      $   31,295     $   36,823      $   37,558
Due after one year through five years                        283,332         287,511        168,452         176,380
Due after five years through ten years                       271,198         275,515        133,387         139,787
Due after ten years                                           60,566          62,187        104,474         109,769
Mortgage-backed and asset-backed securities                   93,016          94,950         87,384          91,753
---------------------------------------------------------------------------------------------------------------------
   Total                                                 $   739,011      $  751,458     $  530,520      $  555,247
---------------------------------------------------------------------------------------------------------------------


                                    F-II 18

4.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                              December 31
                                                   -----------------------------
                                                           2001           2000
--------------------------------------------------------------------------------
Net unrealized investment gains                  $        9,602   $     28,379
Equity in subsidiaries                                   18,007         15,745
Deferred policy acquisition costs                        62,537         63,945
Prepaid expenses                                          4,661          4,229
Other                                                     3,509          3,361
--------------------------------------------------------------------------------
Gross deferred tax liability                             98,316        115,659
--------------------------------------------------------------------------------
Future policy and contract benefits                      46,791         49,232
Deferred future revenues                                  4,897          5,430
Policyowner dividends                                     3,628          3,653
Pension and postretirement benefits                       6,278          3,715
Other                                                     3,788          4,947
--------------------------------------------------------------------------------
Gross deferred tax asset                                 65,382         66,977
--------------------------------------------------------------------------------
   Net deferred tax liability                    $       32,934   $     48,682
--------------------------------------------------------------------------------

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                               Years Ended December 31
                                    --------------------------------------------
                                       2001             2000           1999
--------------------------------------------------------------------------------
Federal statutory tax rate             35.0  %          35.0  %        35.0  %
Equity in subsidiaries                  2.1              1.8            2.0
Dividend received deduction            (3.6)            (3.4)           -
Other                                   -               (0.4)           0.1
--------------------------------------------------------------------------------
   Effective tax rate                  33.5  %          33.0  %        37.1  %
--------------------------------------------------------------------------------


AVLIC has approximately $1,241 of capital loss carryforwards available as of December 31, 2001 that may be applied against AVLIC's future capital gains. $1,103 and $138 of AVLIC's capital loss carryforwards expire in 2004 and 2005, respectively. In 2000 and 1999, AVLIC provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

5.  RELATED PARTY TRANSACTIONS

In addition to Ameritas, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia), an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company, an insurance company domiciled in Virginia, and Acacia Financial Corporation, which is a holding company of several financial service companies. Principle subsidiaries include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management, and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc., a broker/dealer.

The Company provides technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements which were effective July 1, 1999. The income from these services for the years ended December 31, 2001, 2000 and 1999 was $9,031, $8,628 and $4,372,
respectively.

                                    F-II 19

On December 20, 1999, Ameritas purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption in equal installments beginning in 2005 with final redemption on or by January 1, 2015.

Effective June 30, 1999, Ameritas' indirectly majority owned subsidiary, AVLIC, agreed to 100% co-insure its equity indexed annuity business to its minority owner in a non-cash transaction. Through assumption reinsurance, the Company ceded approximately 99% and 83% of reserves at December 31, 2001 and 2000, respectively. A receivable of $519 and $9,870 as of December 31, 2001 and 2000, respectively, from this affiliate supports the remaining co-insurance obligation. As a condition to assumption reinsurance, certain states have required AVLIC remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. As of December 31, 2001 and 2000, AVLIC was contingently liable for $14,210 and $11,610, respectively, of additional reserves.

During 1999, AVLIC formed a variable insurance trust (VIT). The Company, AVLIC, and FALIC offer the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $465 and $600 in the VIT as of December 31, 2001 and 2000, respectively. AVLIC had separate account investments of $827,892 and $1,021,332 in the VIT as of December 31, 2001 and 2000, respectively. FALIC had separate account investments of $339 as of December 31, 2001, the first year the VIT was available to its policyowners. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

During 2000, the Company began offering Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $70,921 and $19,780 as of December 31, 2001 and 2000, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note was renewed in 2001 and is due August 15, 2002. The note may be renewed until 2005 and carries an interest rate of LIBOR plus 0.625% (2.625% at December 31, 2001 and 7.31% at December 31, 2000).
The note payable of $3,900 and $5,100 at December 31, 2001 and 2000, respectively, represents the amount due to AMAL Corporation's minority owner as the portion due to Ameritas has been eliminated in consolidation.

On December 29, 2000, the Company purchased $15,000 of unaffiliated short term bonds with a maturity date of October 31, 2001, from an affiliate, which are included in fixed maturity securities available for sale. Included in other liabilities, at December 31, 2000, is a payable for $15,000 relating to this transaction, which was settled on January 2, 2001. The bonds were purchased at par but had a fair value of $14,400. Another affiliate guaranteed Ameritas up to 4% of par plus the accrued interest should Ameritas receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. Ameritas considered the bonds to be impaired and recorded a write-down of $2,400. In addition, the Company received a promissory note from the affiliate which guaranteed the 4% of par for $600, this note at 3% interest matures on October 31, 2002.

6.  EMPLOYEE AND AGENT BENEFIT PLANS

The Company's employees and agents participate in defined contribution plans that cover substantially all full-time employees and agents. The Company is also included in a multiple employer non-contributory defined benefit plan (pension plan). In past years, substantially all full-time employees were covered by the pension plan and the plan was sponsored by Ameritas. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.


                                    F-II 20

The first option was to continue participation in the pension plan and defined contribution plan. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $1,768, $1,886 and $2,278, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis.

During 2000, the pension plan and employees' defined contribution plan each merged with the respective pension plan and defined contribution plan of Acacia, and both are now sponsored by AHC. While the pension plans were merged, each company will continue to have a different benefit formula.

Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2001 and 2000, and from 1% to 3% in 1999 of the participant's compensation. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full-time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participants' compensation. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $3,183, $1,690 and $959, respectively. A portion of the assets are invested in funds which are advised by an affiliate of Acacia.

The Company also provides certain health care benefits to retired employees. For associates eligible to retire at or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these plan benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.


                                    F-II 21

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2001 and 2000, and a statement of the funded status as of December 31 for both years:

                                                               Pension Benefits                 Other Benefits
                                                         ------------- ----------------------------------------------
                                                                2001            2000              2001         2000
---------------------------------------------------------------------------------------------------------------------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year                 $    28,286   $      29,298       $    3,194   $    3,803
  Service cost                                                  1,526           2,468               88           73
  Interest cost                                                 2,222           2,242              258          234
  Actuarial (gain) loss                                         3,804          (1,119)             522          160
  Benefits paid                                                (1,422)         (4,603)            (380)      (1,076)
---------------------------------------------------------------------------------------------------------------------
  Benefit obligation at end of year                       $    34,416   $      28,286       $    3,682   $    3,194
---------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year          $    29,772   $      31,123       $    1,638   $    1,722
  Actual return on plan assets                                 (2,143)          1,533              108          115
  Employer contributions                                        1,768           1,886              235          175
  Benefits paid                                                (1,422)         (4,770)            (210)        (374)
--------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year                $    27,975   $      29,772       $    1,771   $    1,638
--------------------------------------------------------------------------------------------------------------------
 Funded Status
   Funded status at end of year                           $    (6,441)  $       1,486       $   (1,912)  $   (1,556)
   Unrecognized transition obligation                             418             463                -            -
   Unrecognized net actuarial (gain) loss                       7,015          (1,054)          (1,472)      (2,099)
   Unrecognized prior service cost                                187               -             (760)        (816)
 -------------------------------------------------------------------------------------------------------------------
  Prepaid (accrual) benefit cost                          $     1,179   $         895       $   (4,144)  $   (4,471)
 -------------------------------------------------------------------------------------------------------------------

Due to participant elections to end their participation in the pension plan in 2000, both the pension plan's benefit obligation and fair value of plan assets were decreased by $3,195 and $3,362 respectively. These reductions are included in the 2000 benefits paid amounts above.

Periodic pension expense for the Company included the following components:

                                                                                 Years Ended December 31
                                                                       ---------------------------------------------
                                                                                2001           2000           1999
--------------------------------------------------------------------------------------------------------------------
Service cost                                                            $      1,526    $      1,660   $      2,420
Interest cost                                                                  2,222           2,242          2,083
Expected return on plan assets                                                (2,327)         (2,555)        (3,214)
Amortization of transition obligation                                             63              83             94
Amortization of net (gain) loss                                                    -               -            939
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                               $      1,484    $      1,430   $      2,322
--------------------------------------------------------------------------------------------------------------------

Due to participant elections to end participation in the pension plan in 2000, the Ameritas net periodic benefit cost was reduced by $808 in 2000. This reduction is included in the 2000 service cost amount above.



                                    F-II 22

Periodic post-retirement medical expense for the Company included the following components:

                                                Years Ended December 31
                                        ----------------------------------------
                                             2001           2000            1999
--------------------------------------------------------------------------------
Service cost                         $         88   $         73   $        172
Interest cost                                 258            234            257
Expected return on plan assets               (110)          (119)          (132)
Amortization of prior service cost            (57)           (56)            (2)
Amortization of net gain                     (102)          (111)          (114)
--------------------------------------------------------------------------------
Net periodic benefit cost            $         77   $         21   $        181
--------------------------------------------------------------------------------

The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                                        Pension Benefits          Other Benefits
                                                                 -----------------------------------------------------
                                                                        2001         2000          2001        2000
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions for the year ended
December 31
         Discount rate                                                  7.25  %      8.00 %        7.25 %     8.00 %
         Expected return on plan assets                                 8.00         8.00          7.50       7.50
         Rate of compensation increase                                  4.50         4.50             -          -
       -------------------------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation, for pre-65 employees, was 5.5% in 2001 and 2000.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                  1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net periodic
post-retirement health care benefit cost                                          $      13         $     (13)

Effect on the health care component of the accumulated post-retirement benefit
obligation                                                                        $      93         $     (88)
--------------------------------------------------------------------------------------------------------------------

7.  INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME

Combined net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $49,500, $84,700, and $51,200 for 2001, 2000 and 1999, respectively and combined statutory surplus was $585,000, $487,900, and $413,200 at December 31, 2001, 2000 and 1999,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.

Under statutes of the Insurance Departments of the States of Nebraska and New York, the amount of dividends payable to stockholders are limited.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles has the effect of increasing statutory surplus at January 1, 2001 by $36,800, which relates primarily to accounting principles regarding income taxes, prepayment penalty gains captured in the interest maintenance reserve, valuation of venture capital partnerships, electronic data processing equipment, and valuation of subsidiaries.


                                    F-II 23

8.  REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks. During 2001, the Company entered into reinsurance agreements assuming group dental and eyecare business which increased reinsurance revenues $41,682.

The effect of reinsurance on premiums earned is as follows:

                                               Years Ended December 31
                                     -------------------------------------------
                                         2001            2000            1999
--------------------------------------------------------------------------------
Assumed                           $      56,618    $     16,214   $     13,529
Ceded                                   (19,912)        (17,657)       (13,930)
--------------------------------------------------------------------------------
    Reinsurance, net              $      36,706    $     (1,443)  $       (401)
--------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

9.  RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                Years Ended December 31
                                    --------------------------------------------
                                       2001              2000             1999
--------------------------------------------------------------------------------
Balance at January 1             $    29,014      $      27,044    $     27,658
Reinsurance reserves (net)            (1,638)            (2,208)         (2,561)
--------------------------------------------------------------------------------
                                      27,376             24,836          25,097
--------------------------------------------------------------------------------
Incurred related to:
   Current year                      220,943            201,847         196,147
   Prior year                        (10,999)            (9,607)         (8,206)
-------------------------------------------------------------------------------
      Total incurred                 209,944            192,240         187,941
-------------------------------------------------------------------------------
Paid related to:
   Current year                      197,638            174,471         171,312
   Prior year                         16,376             15,229          16,890
--------------------------------------------------------------------------------
      Total paid                     214,014            189,700         188,202
--------------------------------------------------------------------------------
                                      23,306             27,376          24,836
Reinsurance reserves (net)            11,419              1,638           2,208
--------------------------------------------------------------------------------
Balance at December 31           $    34,725      $      29,014    $     27,044
--------------------------------------------------------------------------------

The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

Reserves for unpaid claims and loss adjustment expenses attributable to insured events of prior years have been adjusted as the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding claim experience. No additional premiums or return premiums have been accrued as a result of the prior year effects.

                                    F-II 24

10.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
Securities commitments of $39,755 and $34,082, and mortgage loan and real estate commitments of $22,918 and $42,683 were outstanding for investments to be purchased in subsequent years as of December 31, 2001 and 2000, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

In the normal course of business the Company's brokerage activities involve, principally through its clearing firm, various securities transactions. These activities may expose the Company to off balance sheet risk in the event the customer or clearing firm is unable to fulfill its contractual obligations.

LINE OF CREDIT
The Company has a $15,000 unsecured line of credit available at December 31, 2001. No balance was outstanding at any time during 2001 or 2000.

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $803 and $1,112 as of December 31, 2001 and 2000, respectively.

LITIGATION
From time to time, the Company and its subsidiaries are subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:


                                    F-II 25

         Fixed maturity securities - For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         Equity securities - For publicly traded securities, fair value is determined using prices from an independent pricing source.

         Loans on insurance policies - Fair value for loans on insurance policies is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Mortgage loans on real estate - Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.

         Other investments - Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

         Short-term investments - The carrying amount approximates fair value because of the short maturity of these instruments.

         Cash and cash equivalents, redeemable preferred stock - affiliate, and reinsurance receivable - affiliate - The carrying amounts equal fair value.

         Accrued investment income - Fair value equals carrying amount.

         Accumulated contract values - Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

         Note payable - affiliate - As the note payable - affiliate is a variable rate note that reprices frequently, fair value is based on carrying amount.

         Commitments - The estimated fair value of commitments approximates carrying amount because the fees currently charged for these arrangements and the underlying interest rates approximate market.

                                    F-II 26

Estimated fair values are as follows:

                                                                             December 31
                                                   -----------------------------------------------------------------
                                                                 2001                             2000
                                                   -------------------------------    ------------------------------
                                                      Carrying          Fair            Carrying          Fair
                                                       Amount          Value             Amount          Value
 -------------------------------------------------------------------------------------------------------------------
 Financial assets:
    Fixed maturity securities
       Held to maturity                             $     530,520   $    555,247       $    701,379   $    709,051
       Available for sale                                 751,458        751,458            500,654        500,654
    Redeemable preferred stock - affiliate                 25,000         25,000             25,000         25,000
    Equity securities                                     111,990        111,990            151,428        151,428
    Loans on insurance policies                            94,034         84,151             88,012         74,811
    Mortgage loans on real estate                         303,024        313,368            302,901        319,402
    Other investments                                      44,351         40,195             37,686         48,351
    Short-term investments                                      -              -                292            292
    Cash and cash equivalents                             116,096        116,096             68,978         68,978
    Accrued investment income                              26,022         26,022             26,303         26,303
    Reinsurance receivable - affiliate                      1,369          1,369             10,795         10,795
 Financial liabilities:
     Accumulated contract values excluding
      amounts held under insurance
      contracts                                           772,169        775,870            670,055        656,178
    Note payable - affiliate                                3,900          3,900              5,100          5,100

                                    F-II 27

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's expenses, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask us to provide an illustration based upon your specific situation.

       REGISTRATION STATEMENT

     A registration statement including other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC"). For a free copy, access it on the SEC's Web site (www.sec.gov, Edgar "Search for Company Filings," "Quick Forms Lookup" and type in "Ameritas Life") You can also ask for it from the SEC's office in Washington, D.C.; they may charge you a fee.

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.


                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment options' underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                              write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

                                   LAST PAGE

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant makes the following representation pursuant to the National Securities Markets Improvements Act of 1996:

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

Ameritas' By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of  114 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Donald R. Stading
(b) Deloitte & Touche LLP

The Following Exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.
         (1) Resolution of the Board of Directors of Ameritas Authorizing Establishment of the Account. 1
         (2)  Not applicable.
         (3)  (a) Principal Underwriting Agreement. 1
              (b) Proposed Form of Selling Agreement. 2
              (c) Commission Schedule. 1
         (4)  Not Applicable.
         (5)  (a) Proposed Form of Policy. 3
              (b) Proposed Form of Policy Riders. 4
         (6)  (a) Articles of Incorporation of Ameritas. 1
              (b) Bylaws of Ameritas. 3
         (7)  Not applicable.
         (8) (a) Participation Agreement in the Neuberger Berman Advisers Management Trust. 2
              (b) Participation Agreement in the BT Insurance Funds Trust. 5
              (c) Participation Agreement in the Rydex Variable Trust. 4
              (d) Participation Agreement in the Calvert Variable Series, Inc.
                  Ameritas Portfolios. 6
              (e) Participation Agreement in the Calvert Variable Series, Inc.6
              (f) Participation Agreement in the Variable Insurance Products
                  Fund. 6
              (g) Participation Agreement in the Variable Insurance Products
                  Fund II. 6
              (h) Form of Participation Agreement in the INVESCO Variable
                  Investment Funds, Inc. 7
              (i) Form of Participation Agreement in the Third Avenue Variable
                  Series Trust. 7
              (j) Form of Amended and Restated Participation Agreement in the
                  Vanguard Variable Insurance Funds. 7
         (9)  Not Applicable.
         (10) Application for Policy. 3
2. (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
6.  Consent of Deloitte & Touche LLP.
7.  Form of Notice of Withdrawal Right and Refund pursuant to Rule 6e-3(T)(b)
    (13)(viii) under the Investment Company Act of 1940. 2
8.  Powers of Attorney.

-------------
Footnotes:

1 Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-86500, filed April 3, 1998.
2 Incorporated by reference to the initial Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVA. File No. 333-5529, filed January 17, 1996.
3 Incorporated by reference to Post-Effective Amendment No. 5 Ameritas Life Insurance Corp. Separate Account LLVL. File No. 33-86500, filed February 26, 1999.
4 Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed June 11, 1999.

5 Incorporated by reference to Pre-Effective Amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed on July 14, 1999.
6 Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed on March 1, 2000.
7 Incorporated by reference to Post-Effective Amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed on April 11, 2001.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 10 to Registration Statement No. 33-86500 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 10th day of April, 2002.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                       AMERITAS  LIFE INSURANCE CORP., Depositor


                                                By:      Kenneth C. Louis*
                                                    ----------------------------
                                                         Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2002.

     SIGNATURE                              TITLE

     Kenneth C. Louis *                     Director, Chairman of the Board and Chief Executive Officer

     David C. Moore **                      President and Chief Operating Officer

     /S/ Donald R. Stading
     ---------------------
     Donald R. Stading                      Senior Vice President, Secretary and Corporate General Counsel

     William W. Lester*                     Senior Vice President-Investments and Treasurer

     JoAnn M. Martin *                      Executive Vice President and Chief Financial Officer

     James P. Abel *                        Director

     Duane W. Acklie *                      Director

     Lawrence J. Arth *                     Director

     William W. Cook, Jr *                  Director

     Paul C. Schorr, III *                  Director

     William C. Smith *                     Director



* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001
** Signed by Donald R. Stading under Power of Attorney executed effective as of March 28, 2002

                                  Exhibit Index

         Exhibit

         2.(a)(b)      Opinion and Consent of Donald R. Stading

         6.            Consent of Deloitte & Touche LLP

         8.            Powers of Attorney